[Translation]






                       SECURITIES REGISTRATION STATEMENT

                                 (for NAV Sale)

                                SECURITIES REPORT

                                (the Fourth Term)
                              From:  November 1, 1997
                               To:  October 31, 1998

                  AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                                  (for NAV Sale)















                               PUTNAM INCOME FUND













                     SECURITIES REGISTRATION STATEMENT





















                              PUTNAM INCOME FUND


                        SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau
                         Filing Date:  March 16, 1999
                        (As amended on March 26, 1999)

Name of the Registrant Fund:       PUTNAM INCOME FUND

Name of Trustees:             George Putnam
                              John A. Hill
                              William F. Pounds
                              Jameson A. Baxter
                              Hans H. Estin
                              Ronald J. Jackson
                              Paul L. Joskow
                              Elizabeth T. Kennan
                              Lawrence J. Lasser
                              John H. Mullin, III
                              Robert E. Patterson
                              Donald S. Perkins
                              George Putnam, III
                              A.J.C. Smith
                              W. Thomas Stephens
                              W. Nicholas Thorndike

Address of Principal Office:  One Post Office Square
                              Boston, Massachusetts 02109
                              U. S. A.

Name and Title of Registration Agent:        Harume Nakano
                              Attorney-at-Law
                              Signature [Harume Nakano]
                                  (Seal)

                              Ken Miura
                              Attorney-at-Law
                              Signature [Ken Miura]
                                       (Seal)

Address or Place of Business  Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Name of Liaison Contact:      Harume Nakano
                              Ken Miura
                              Attorneys-at-Law

Place of Liaison Contact:     Hamada & Matsumoto
                              Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Phone Number:                 03-3580-3377


                                   - ii -



                Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 276.4 million Class M Shares
Foreign Investment Fund Securities Up to the total amount obtained by
to be Publicly Offered or Sold:    aggregating the respective net asset value
                                   per Class M Share in respect of 276.4
                                   million Class M Shares
                                   (The maximum amount expected to be sold
                                   is 1,909.92 million U.S. dollars
                                   (yen 222.22 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen116.35 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 29, 1999 (U.S.$6.91) by 276.4 million Class M Shares for convenience.



               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection


                            Not applicable.


     (Total number of pages of this Securities Registration Statement in Japanese is 8 including front and back pages.)



                             C O N T E N T S

                                             Japanese  This
                                             Original  English
                                                       Translation


PART I.   INFORMATION CONCERNING SECURITIES            1    1


PART II.  INFORMATION CONCERNING ISSUER                4    7

I.   DESCRIPTION OF THE FUND                           4    7

II.  OUTLINE OF THE FUND                               4    7

III. OUTLINE OF THE OTHER RELATED COMPANIES            4    7

IV.  FINANCIAL CONDITIONS OF THE FUND                  4    7

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES                4    7

VI.  MISCELLANEOUS                                     4    7


PART III. SPECIAL INFORMATION                          6    9

I.   OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                           6    9

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                               12   17

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                                   12   17




PART I.   INFORMATION CONCERNING SECURITIES

1.   NAME OF FUND:            PUTNAM INCOME FUND
                              (hereinafter referred to as the "Fund")

2.   NATURE OF FOREIGN        Four classes of shares (Class A shares,
     INVESTMENT FUND SECU-    Class B shares, Class M shares and Class Y
     RITIES CERTIFICATES:     shares)
                              Registered shares without par value
                              In Japan, only Class M shares
                              (hereinafter referred to as the "Shares") are publicly offered.
                              No rating has been acquired.

3.   NUMBER OF SHARES TO      Up to 276.4 million Shares
     BE OFFERED FOR SALE
     (IN JAPAN)

4.   TOTAL AMOUNT OF          Up to the total amount obtained by aggregating
     OFFERING PRICE:          the respective net asset value
                              per Share in respect of 276.4 million Shares
                              (The maximum amount expected to be
                              sold is 1,909.92 million U.S. dollars
                              (yen 222.22 billion)).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 29, 1999 ($6.91) by the number of Shares to be offered (276.4 million).

Note 2: Dollar amount is translated for convenience at the rate of $1.00=yen116.35 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 1999). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.   ISSUE PRICE:             The Net Asset Value per Share next
calculated on a Fund Business Day after the application for purchase is received by the Fund.

Note:     A "Fund Business Day" means a day on which the New York
Stock Exchange is open for business.

6.   SALES CHARGE:            The sales charge in Japan shall be
3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Mutual Funds Corp., principal underwriter of the Fund.
                              The public offering price means the
amount calculated by dividing the net asset value by (1- 0.0325), and rounded to three decimal places.

7.   MINIMUM AMOUNT OR        The minimum amount for purchase of
     NUMBER OF SHARES         Shares is 200 shares and shares may be
     FOR SUBSCRIPTION:        purchased in integral multiples of 100 shares.

8.   PERIOD OF SUBSCRIPTION:  From:     April 1, 1999 (Thursday)
                              To:  September 30, 1999 (Thursday)
                              Provided that the subscription is
handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

9.   DEPOSIT FOR SUBSCRIPTION:     None.

10.  PLACE OF SUBSCRIPTION:   Kankaku Securities Co., Ltd.
(hereinafter referred to as "Kankaku" or "Distributor")
Shibusawa City Place A., 13-16, Nihonbashi-Kayaba-cho 1-chome, Chuo-ku, Tokyo

Note:     The subscription is handled at the head office and the
branch offices in Japan of the above-mentioned company.

11.  DATE AND PLACE           Investors shall pay the Issue Price and Sales
     OF PAYMENT:              Charge to Kankaku within 4 business
days in Japan from the day when Kankaku confirms the execution of the order (the "Trade Day") (see page 18 of the Securities Report mentioned below).
                              The total issue price for each
Application Day will be transferred by Kankaku to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 3 Fund Business Days (hereinafter referred to as "Payment
Date") from (and including) the Application Day.

12.  OUTLINE OF UNDERWRITING, ETC.:
(A) Kankaku undertakes to make a public offering of 276.4 million Shares in accordance with an agreement dated 18th August, 1997 with Putnam Mutual Funds Corp. in connection with the sale of the Shares in Japan.
(B) During the public offering period, Kankaku will execute or forward purchase orders and repurchase requests for the Shares received directly or indirectly through other Sales Handling Companies (hereinafter referred to, together with Distributor, as " Sales Handling Companies") to the Fund.
Note:     Sales Handling Company means a securities agent company
and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of units of the Fund, acts as agent for a distributor for subscription or redemption of shares from investors and subscription money from investors or payment of redemption proceeds to investors, etc.
(C)  The Fund has appointed Kankaku as the Agent Company in Japan.
Note:     "The Agent Company" shall mean company which, under a
contract made with a foreign issuer or a local underwriter of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and Sales Handling Companies rendering such other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:
          Investors who subscribe to Shares shall enter into with the Sales Handling Company an agreement concerning transactions of foreign securities. the Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account and other prescribed contracts (collectively the "Account Contract") and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Account Contract. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Sales Handling Company.
          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Kankaku on the Payment Date.
(B)  PERFORMANCE INFORMATION
          The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the Fund's class M shares. The table following the chart compares the Fund's performance to that of a broad measure of market performance. Of course, the Fund's past performance is not an indication of future performance.

     Calendar year total returns for class M shares

1989   11.63%
1990    3.86%
1991   17.81%
1992    9.59%
1993   11.75%
1994   -3.57%
1995   19.185
1996    3.87%
1997    8.10%
1998    3.45%

          Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 6.32 % (quarter ending [6/30/95]) and the lowest return for a quarter was -2.74% (quarter ending [3/31/94]).



     Average Annual Total Returns (for periods ending 12/31/98)


               Past 1 year Past 5 years Past 10 years

Class M           0.05%        5.26%        8.01%

Lehman Brothers
Aggregate Bond Index 8.69%     7.27%        9.26%

     Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges. For periods before the inception of class M shares (12/14/94), performance information shown for those classes is based on the performance of the fund's class A shares (not offered in Japan), adjusted to reflect the appropriate sales charge (in the table) and the higher 12b-1 fees paid by class M shares. The Fund's performance is compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds.

(C)  FEES AND EXPENSES
          This table summarizes the fees and expenses investors may pay if they invest in the fund. Expenses are based on the fund's last fiscal year.

     Shareholder Fees (fees paid directly from their investment)

                                                  Class M

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentageof the offering price)  3.25%

Maximum Deferred Sales Charge (Load) (as a
percentage of the original purchase price or
redemption proceeds, whichever is lower)          NONE

     Annual Fund Operating Expenses (expenses that are deducted from fund assets)
                                                              Total annual fund
            Management fees    12b-1 fees    Other expenses   operating expenses

Class M           0.50%          0.50%           0.27%            1.27%

(D)  EXAMPLE
          This example translates the "total annual fund operating expenses" shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that investors invest $10,000 in the fund for the time periods shown and then redeem all shares at the end of those periods. It also assumes a 5% return on investor's investment each year and that the Fund's operating expenses remain the same. The example is hypothetical; actual costs and returns may be higher or lower.


             1 year    3 years    5 years    10 years

Class M      $450      $715        $999       $1,809

(E)  Offerings other than in Japan:
          Shares are simultaneously offered in the United States of America.

PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND
     The description in this item is the same as the description in I. DESCRIPTION OF THE FUND of the Securities Report set forth below (the Securities Report mentioned below, from page 1 to page
29)

II.  OUTLINE OF THE FUND
     The description in this item is the same as the description in II. OUTLINE OF THE FUND of the Securities Report set forth below (Ditto, from page 30 to page 58)

III. OUTLINE OF THE OTHER RELATED COMPANIES
     The description in this item is same as the description in
III. OUTLINE OF THE OTHER RELATED COMPANIES of the Securities
Report set forth below (Ditto, from page 59 to page 60)

IV.  FINANCIAL CONDITIONS OF THE FUND
     The description in this item is same as the description in
IV. FINANCIAL CONDITIONS OF THE FUND of the Securities Report set forth below (Ditto, from page 61 to page 177)

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND
SECURITIES
     The description in this item is same as the description in V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND
SECURITIES of the Securities Report set forth below  (Ditto, page
199)

VI.  MISCELLANEOUS
1.   The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of
Finance of Japan.
          July 31, 1998:      Semi-annual Report (during the Fourth term)
                         Amendment to Securities Registration Statement September 14, 1998: Securities Registration Statement
          September 25, 1998: Amendment to Securities Registration Statement
2. (1) The ornamental design is used in cover page of the Japanese Prospectus.
(2)  The following must be set forth in the Prospectus.
     Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Financial Condition of the Fund" in Part II, Information on the Issuer, of the SRS.
(3)  Summarized Preliminary Prospectus will be used.
     Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized
Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article
12 of the Ordinance Concerning the Disclosure of the Content, etc.
of the Specified Securities.
     For information of the achievement, the average of the annual yield calculated in respect of immediately preceding seven days and/or any one month may be added in percentage up to one decimal places (rounding down to second decimal places).

PART III. SPECIAL INFORMATION

I.   OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entity by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

     1.   Investment Company Act of 1940

          The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

     2.   Securities Act of 1933

          The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

     3.   Securities Exchange Act of 1934

          The Securities Exchange Act of 1934, as amended (the
"1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

     4.   The Internal Revenue Code

          An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

     5.   Other laws

          The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

     1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

     2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities related to the offering and sale of securities to their residents or within their jurisdictions.

     C.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     D.   Ongoing Requirements

          Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

     1. Updating its prospectus if it becomes materially inaccurate or misleading;

     2.   Annual update of its registration statement;

     3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

     4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

     5.   Maintenance of a code of ethics; and

     6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the
Exercise of Such Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States
Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions will be taxable to shareholders as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

     Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

     A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

     The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations generally will be effective for payment made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

     Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for more than 182 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan"on page 38 of the Annual Report.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to foreign state or local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.



II.  FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY

     The description in this item is same as the description in
II. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY of the Securities Report set forth below (Ditto, from page 178 to page 198)


III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front

a.   Name of the Fund
b.   Number of shares represented
c.   Signatures of the Chairman and Transfer Agent
d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back

a.   Space for endorsement
b.   Description concerning delegation of transfer agency















                              SECURITIES REPORT

                              (the Fourth Term)
                           From:  November 1, 1997
                            To:  October 31, 1998


















                              PUTNAM INCOME FUND


                              SECURITIES REPORT
                              (the Fourth Term)
                           From:  November 1, 1997
                            To:  October 31, 1998

To: Director of Kanto Local Finance Bureau
                                   Filing Date :  March 16, 1999
                                   (As amended on March 26, 1999)

Name of the Registrant Fund:       PUTNAM INCOME FUND

Name of Trustees:             George Putnam
                              John A. Hill
                              William F. Pounds
                              Jameson A. Baxter
                              Hans H. Estin
                              Ronald J. Jackson
                              Paul L. Joskow
                              Elizabeth T. Kennan
                              Lawrence J. Lasser
                              John H. Mullin, III
                              Robert E. Patterson
                              Donald S. Perkins
                              George Putnam, III
                              A.J.C. Smith
                              W. Thomas Stephens
                              W. Nicholas Thorndike

Address of Principal Office:  One Post Office Square
                              Boston, Massachusetts 02109
                              U. S. A.

Name and Title of Registration Agent:        Harume Nakano
                              Attorney-at-Law
                              Signature [Harume Nakano]
                                       (Seal)

                              Ken Miura
                              Attorney-at-Law
                              Signature [Ken Miura]
                                       (Seal)

Address or Place of Business  Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Name of Liaison Contact:      Harume Nakano
                              Ken Miura
                              Attorneys-at-Law

Place of Liaison Contact:     Hamada & Matsumoto
                              Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Phone Number:                 03-3580-3377


                                 - ii -



Places where a copy of this Securities Report is available for Public Inspection

Not applicable.

(Total number of pages of this Securities Report in Japanese is 102 including the front page)

C O N T E N T S

                                            Japanese  This
                                            Original  English
                                                      Translation

     I.   DESCRIPTION OF THE FUND            1         1
     1.   GENERAL INFORMATION                1         1
     2.   INVESTMENT POLICY                  6         7
     3.   MANAGEMENT STRUCTURE              13        14
     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.   23        28
     5.   STATUS OF INVESTMENT PORTFOLIO    26        32

     II.  OUTLINE OF THE FUND               30        35

     III. OUTLINE OF THE OTHER RELATED COMPANIES 59   71

     IV.  FINANCIAL CONDITIONS OF THE FUND        61   73

     V.   FINANCIAL CONDITIONS OF THE INVESTMENT
          MANAGEMENT COMPANY                      178  79
          (translated from the English source: omitted in English
Translation)

      VI. SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES           199  79

     VII. REFERENCE INFORMATION                   200  79


     Note 1: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is yen116.35 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the January 29, 1999 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

     Note 2: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

     Note 3: In this report, "fiscal year" refers to the year from November 1 to October 31 of the following year. However, the first fiscal year refers to a period from December 14, 1994
(Incorporation of the Fund) to October 31, 1995.

I.   DESCRIPTION OF THE FUND

1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction Where
Established:
     (1)  Name of the Fund:   Putnam Income Fund (the "Fund")
     (2)  Form of the Fund
          Putnam Income Fund is a Massachusetts business trust organized on August 13, 1982 as the successor to The Putnam Income Fund, Inc., a Massachusetts corporation organized on October 13, 1954. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
          The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into any series. Only the Fund's class M shares are currently offered in Japan. The Fund also offers other classes of shares with different sales charges and expenses in the United States of America. Because of these different sales charges and expenses, the investment performance of the classes will vary.
          Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.
          YEAR 2000 ISSUES. The Fund could be adversely affected if the computer systems used by Putnam Investment Management Inc. (the "Investment Management Company) and the Fund's other service providers do not properly process and calculate the date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on the Fund, both in its operations and in its investments. Putnam Management is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though, can be provided that the Fund will not be adversely impacted by these matters.
     (3)  Governing Laws
          The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the U.S. Internal Revenue Code of 1986, as amended.
          The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the
U.S.:
a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
          Chapter 182 provides in part as follows:
          A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
          A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
          Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
     b.   Investment Company Act of 1940
          The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
     c.   Securities Act of 1933
          The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
     d.   Securities Exchange Act of 1934
          The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.
     e.   The Internal Revenue Code of 1986
          The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.
     f.   Other laws
          The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.
 (B) Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
          a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
          b. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.
 (C) Objects and Basic Nature of the Fund:
     GOAL
          The Fund seeks high current income consistent with what the Investment Management Company believes to be prudent risk.
          MAIN INVESTMENT STRATEGIES-CORPORATE AND U.S. GOVERNMENT FIXED-INCOME SECURITIES
          The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks. These investments are commonly known as fixed-income securities. The Fund's investments are generally long- or intermediate-term (with maturities of more than three years). The Fund's investments in fixed-income securities generally include:
- corporate bonds and notes, including both investment grade and high-yielding, lower-rated, higher-risk securities ("junk bonds"), issued mainly by U.S. companies, and
- U.S. government securities, including debt obligations issued by the U.S. government, its agencies and instrumentalities.

          The Fund generally invests significantly in mortgage-
backed investments, which represent participations in, or are secured by, mortgage loans.  The Fund's mortgage-backed
investments may include collateralized mortgage obligations (CMOs)
and stripped mortgage-backed securities (strips).  Some of these investments will not be guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.
     MAIN RISKS
          The main risks that could adversely affect the value of
this Fund's shares and the total return on investors' investment include
-    The risk that movements in the securities markets will reduce the value of the Fund's investments.
-    The risk that rising interest rates will cause the value of the Fund's debt investments to fall.  Interest rate risk is
generally highest for investments with long maturities and the
Fund expects that its investments will normally be weighted
towards longer maturities.
-    The risk that the issuers of the Fund's investments or the mortgagor's who are repaying the mortgages underlying the Fund's investments, will fail to make timely payments of interest and principal or will default.  This credit risk is higher for
corporate debt than for U.S. government debt and is higher still for debt of below investment-grade quality.  BECAUSE THE FUND
INVESTS IN JUNK BONDS, THIS RISK IS HEIGHTENED FOR THE FUND.
INVESTORS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN
INVESTMENT IN THE FUND.
-    The risk that mortgages underlying the Fund's investments may be prepaid faster than expected during periods of falling interest rates.  This might force the Fund to reinvest the proceeds from prepayments in investments offering a lower yield.  With respect to these investments, the Fund therefore might not benefit from any increase in value as a result of declining interest rates.
Similarly, rising interest rates may reduce the rate of
prepayments.  This would effectively extend the Fund's maturity and increase its interest rate risk at times when that is least desirable - during periods of rising interest rates.
          The Investors can lose money by investing in the Fund.
The Fund may not achieve its goals, and is not intended as a complete investment program.  An investment in the Fund is NOT a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
 (D) History of the Fund:
          October 13, 1954:        Organization of the Fund as a
                                   Massachusetts corporation.
          August 13, 1982:         Organization of the Fund as a
                                   Massachusetts business trust.
                                   Adoption of the Agreement and
                                   Declaration of Trust.
          April 7, 1989:           Adoption of the Amended and
                                   Restated Agreement and Declaration of Trust.
 (E) Affiliated Companies of the Fund:
          Names and related business of the affiliated companies of the Fund are as follows:
     (1)  Putnam Investment Management, Inc. ("Investment
Management Company") renders investment management services to the Fund.
     (2)  Putnam Fiduciary Trust Company (the "Custodian" and
"Investor Servicing Agent") acts as Custodian and Investor
Servicing Agent.
     (3) Putnam Mutual Funds Corp. ("Principal Underwriter") engages in providing marketing services to the Fund.
     (4)  Kankaku Securities Co., Ltd. ("Distributor in Japan" and
"Agent Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent company.

                      Related Companies of the Fund
                                  Fund
                            Putnam Income Fund

                                                 Investor Servicing Agreement
                                 Trustees
                   (Agreement and Declaration of Trust)

   Distribution Agreement                       Custodian Agreement

   Principal Underwriter                        Custodian Investor
                                                 Servicing Agent

   Putnam Mutual Funds Corp.                    Putnam Fiduciary Trust Co.
   (acts as distributor)                        (acts as custodian and
                                                investor servicing agent of
                                                the Fund)

Japan Dealer Sales Agreement

                      Agent Company           Management Contract
                      Agreement

  Distributor in Japan                        Investment Management Co.
  Agent Company

  Kanakaku Securities Co., Ltd.               Putnam Investment Management, Inc.
 (forwarding of sales in Japan and            (acts as investment management of
 rendering of service as agent company)       the Fund and investment adviser
                                              concerning the Fund's assets)

2.   INVESTMENT POLICY
(A)  Basic Policy for Investment and Objectives of Investment:
          Any investment carries with it some level of risk that generally reflects its potential for reward. The Fund pursues its goal by investing mainly in fixed-income securities. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. The Fund mainly invests in:

     CORPORATE OBLIGATIONS.  These investments include,
- investment grade and high-yielding, lower-rated, higher-risk fixed-income securities mainly issued by U.S. companies, and rated at the time of purchase at least B (or its equivalent) by a U.S. nationally recognized securities rating agency, or if unrated, determined by the Investment Management Company of comparable quality.
- mortgage-backed investments (including CMOs and strips) of private issuers.

     U.S. GOVERNMENT AND AGENCY INVESTMENTS . These investments include,
-    U.S. Treasury bills, notes and bonds.
- Obligations backed by the U.S. Treasury. These include obligations issued or guaranteed by certain agencies and instrumentalities of the U.S. government that are backed by the full faith and credit of the U.S. government, such as mortgage participation certificates guaranteed by Government National Mortgage Association (GNMA, commonly known as "Ginnie Mae") and Federal Housing Administration debentures.
- Obligations backed by a U.S. federal agency or U.S. government-sponsored entity. These include obligations issued or guaranteed by certain agencies and government-sponsored entities that are supported only by the credit of such agency or entity, such as Federal National Mortgage Association (FNMA, commonly known as "Fannie Mae") bonds and Federal Home Loan Bank debt.

     The Fund's mortgage-backed investments may also include CMOs and strips, issued or guaranteed by the U.S. government, it's agencies or instrumentalities.
     The yields available from U.S. government securities are generally lower than the yields available from comparable corporate debt securities.
     A description of the risks associated with the Fund's main investment strategies follows.

     INTEREST RATE RISK. The values of fixed income investments usually rise and fall in response to changes in interest rates. Declining interest rates will generally raise the value of existing fixed-income investments, and rising interest rates will generally lower the value of existing fixed-income investments. Changes in the values of fixed income investments usually will not affect the amount of income the Fund receives from them, but will affect the value of the Fund's shares. Interest rate risk is often greater for investments with longer maturities and the Fund expects that its portfolio will normally be weighted towards longer maturities.
     The Fund may invest in so-called "premium" investments offering interest rates higher than prevailing market rates. In addition, during times of declining interest rates, many of the Fund's investments may offer interest rates that are higher than current market rates, regardless of whether the Fund bought them at a premium. When the Fund holds premium investments, shareholders are likely to receive higher dividends (but will bear a greater risk that the value of the Fund's shares will fall) than they would if the Fund held investments offering current market rates of interest. Premium investments involve a greater risk of loss, because their values tend to decline over time.
     Investors may find it useful to compare the Fund's yield, which excludes the effect of premium securities, with its current dividend rate, which does not exclude that effect.

     CREDIT RISK. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, fixed income investments of companies with relatively weaker credit prospects usually offer higher yields than those of companies with better credit prospects. Higher-rated investments generally offer lower credit risk (the risk that the issuer will fail to make timely payments of interest and principal), but not necessarily lower interest rate risk. The value of a higher-rated investment still fluctuates in response to changes in interest rates.
          The Fund may invest substantially in debt investments rated, at the time of purchase, no lower than B (or its equivalent) by a U.S. nationally recognized securities rating agency, and unrated investments that the Investment Management Company determines are of comparable quality. The Fund will not necessarily sell an investment if its rating is reduced. A reduction in an investment's rating will generally cause its value to decline.
          Securities rated B (and comparable unrated securities) are predominately speculative and have large uncertainties or major exposures to adverse business, financial, or economic conditions. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "junk bonds."
     The lower ratings of these investments reflect a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. There may be an increased risk of default in adverse economic conditions. If this happens, or is perceived as more likely to happen, the values of those investments will usually be more volatile. A default or expected default could also make it difficult for the Fund to sell the investments at prices approximating the values the Fund had previously placed on them. Because junk bonds are traded mainly by institutions, they usually have a limited market, which may at times make it difficult for the Fund to establish their fair value.
     Credit ratings are based largely on the issuing company's historical financial condition and the rating agencies' investment analysis at the time of issuance. The rating assigned to any particular investment does not necessarily reflect the issuing company's current financial condition and does not reflect an assessment of an investment's volatility or liquidity.
     Although the Investment Management Company considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. When the Fund buys debt of a company with poor credit prospects, the achievement of the Fund's goals depends more on the Investment Management Company's ability to analyze credit risk than would be the case if the Fund were buying debt of a company with better credit prospects.
          Although U.S. government investments are generally considered to have the least credit risk, they are not completely free of credit risk. While certain U.S. government securities, such as U.S. Treasury obligations and Gennie Mae certificates, are backed by the full faith and credit of the U.S. government, other securities in which the Fund may invest are subject to varying degrees of credit risk. The credit risks of these securities include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying mortgagors or other borrowers to meet their obligations. In addition, the values of these investments will still fluctuate in response to changes in interest rates.

PREPAYMENT RISK. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and a partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments under less attractive terms and at lower yields.
     Prepayments are particularly common during periods of declining interest rates, when property owners seek to refinance their mortgages at more favorable terms; the reverse is true during periods of rising interest rates.
          Mortgage-backed investments are therefore less likely to increase in value during periods of declining interest rates than other debt of comparable maturities. In addition, they have a higher risk of decline in value during periods of rising interest rates because declining prepayment rates effectively increase the average maturity of the Fund's investments (and, therefore, its sensitivity to changes in interest rates) at times when that is least desirable. These investments can increase the volatility of the Fund.
          Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     CMOS AND STRIPS. CMOs are issued with a number of classes (sometimes called series) that have different maturities and may represent interests in some or all of the interest or principal in the underlying mortgage pool. Strips usually have two classes, which receive different portions of payments of either interest (the interest-only, or "IO" class) or principal (the principal-only or "PO" class) of underlying mortgages. The Fund may buy both IOs and POs.
          Different classes of CMOs may be subject to higher degrees of interest rate risk, credit risk and/or prepayment risk. The yields and values of IOs and POs are extremely sensitive to changes in interest rates and in the rate of principal payments and prepayments on the underlying mortgages. IOs tend to lose value if the rate of principal payments and prepayments increases, while POs tend to lose value if principal payments and prepayments decrease. The market for strips is generally more volatile and limited than for other mortgaged-backed investments, which may at times make it difficult to buy or sell strips.

     NON-U.S. INVESTMENTS. The Fund may invest in U.S. dollar denominated fixed-income securities of non-U.S. issuers including Yankee bonds. Non-U.S. investments involve certain special risks. For example, their values may drop in response to unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than U.S. investments, which means the Fund may at times be unable to sell them at desirable prices. Non-U.S. settlement procedures may also involve additional risks. These risks are generally greater in the case of "emerging markets" that typically have less developed legal and financial systems.
          Certain of these risks may also apply to some extent to U.S. investments that are denominated in non-U.S. currencies or that are traded in non-U.S. markets, or to securities of U.S. companies that have significant non-U.S. operations.

     DERIVATIVES. The Fund may engage in a variety of transactions using "derivatives," such as futures, options, warrants, forwards and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over-the-counter"). The Fund may use derivatives both for hedging and non-hedging purposes. Although the Investment Management Company has the flexibility to use these strategies, it may choose not to for a variety of reasons, even under very volatile market conditions.
          Derivatives involve special risks and cost and may result in losses to the Fund. The successful use of derivatives requires sophisticated management and the Fund will depend on the Investment Management Company's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

          Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the Fund.

     FREQUENT TRADING. The Fund may buy or sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

     OTHER INVESTMENTS. In addition to the main investment strategies described above, the Fund may also make other types of investments, such as investments in asset-backed securities and equity securities and therefore may be subject to other risks.

     ALTERNATIVE STRATEGIES. At times the Investment Management Company may judge that market conditions make pursuing the Fund's investment strategies inconsistent with the best interest of its shareholders. The Investment Management Company then may temporarily use alternative strategies, including investing solely in money market instruments mainly designed to limit the Fund's losses. Although the Investment Management Company has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions.
These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

     CHANGES IN POLICIES. The Fund's Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.
(B)  Restrictions of Investment:
          Except for the investment restrictions designated as fundamental below, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:
     (1) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
     (2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
     (3) Borrow money in excess of 10% of its total assets (taken at cost) and then only as a temporary measure for extraordinary or emergency purposes and not for investment. (The Fund may borrow only from banks and immediately after any such borrowing there must be an asset coverage (total assets of the Fund including the amount borrowed less liabilities other than such borrowings) of at least 300% of the amount of all borrowings. In the event that, due to market decline or other reasons, such asset coverage should at any time fall below 300%, the Fund is required within three days, not including Sundays and holidays, to reduce the amount of its borrowings to the extent necessary to cause the asset coverage of such borrowings to be at least 300%. If this should happen, the Fund may have to sell securities at a time when it would be disadvantageous to do so.)
     (4) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.
     (5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.
     (6) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign currency exchange transactions and other financial transactions not involving physical commodities.
     (7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.
     (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.
          Although certain of the Fund's fundamental investment restrictions permit it to borrow money to a limited extent, the Fund does not currently intend to do so and did not do so last year.
          The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy.
          It is contrary to the Fund's present policy, which may be changed without shareholder approval, to:
     (1) Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.
          In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association:
(1) The Fund will not invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including , without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to securities determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);
(2) The Fund will not borrow money in excess of 10% of the value of its total assets;
(3) The Fund will not make short sales of securities in excess of the Fund's net asset value; and
(4) The Fund will not, together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.
          If any violation of the foregoing standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.
          Although the Fund is permitted under its investment policies to invest without limit in so-called "interest-only" (IO) and "principal-only" (PO) classes of mortgage-backed securities, the Fund has no present intention of investing more than 15% of its net assets in such securities.
          All percentage limitations on investments (other than pursuant to the non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
(C)  Distribution Policy:
          The Fund distributes net investment income monthly and any net realized capital gains at least annually. The payment to Japanese investors may be made by the end of each month by Kankaku.
3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m., New York time. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., New York time, and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m., New York time.
          Securities for which market quotations are readily available are valued at prices which, in the opinion of Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.
          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain non-U.S.securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, approved by the Trustees which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
          If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.
          Generally, trading in certain securities (such as non-U.S.securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.
B.   Management Fee, etc.:
(1)  Management Fee:
     (a)  Management and Agent Company Fees
          Under a Management Contract dated April 6, 1995, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.
          For the fiscal years ending on October 31, 1998, 1997 and 1996 the Fund paid $16,143,721, $9,469,339 and $8,111,205 , respectively, as a management fee.
     (b)  Custodian Fee and Charges of the Investor Servicing
Agent
          Putnam Fiduciary Trust Company, the Fund's Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.
          The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.
          For the fiscal year ending on October 31, 1998, the Fund paid $7,634,568 as a custodian fee and investor servicing agent fee.
     (c)  Fee under Class M Distribution Plan
          The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds Corp. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets.
          Putnam Mutual Funds Corp. makes quarterly payments to Kankaku and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Kankaku and other dealers are designated as the dealer of record.
          Payments under the plan are intended to compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Mutual Funds Corp. may suspend or modify such payments to dealers.
          For the fiscal year ending on October 31, 1998, the Fund paid fees under the distribution plan of $5,706,912 for Class M shares.
     (d)  Other Expenses:
          The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $31,867 for fiscal 1998.
          Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 1998 and the fees paid to each Trustee by all of the Putnam funds during calendar 1998:

COMPENSATION TABLE
                                           Pension on       Estimated            Total
                             Aggregate     retirement       annual benefits      compensation
                             compensation  benefits accrued from all             from all
                             from the      as part of       Putnam funds         Putnam
Trustees/Year                fund (1)      fund expenses    upon retirement (2)  funds(3)

Jameson A. Baxter/1994 (4)    $2,253        $487            $95,000              $207,000
Hans H. Estin/1972             1,968         947             95,000               182,500
John A. Hill/1985 (4) (5)      1,945         355            115,000               200,500
Ronald J. Jackson/1996 (4)     2,178         258             95,000               200,500
Paul L. Joskow/1997 (7) *      1,948          35             95,000               180,500
Elizabeth T. Kennan/1992       2,178         512             95,000               200,500
Lawrence J. Lasser/1992 *      1,923         383             95,000               178,000
John H. Mullin, III/1997       1,948          54             95,000               180,500
Robert E. Patterson/1984       1,957         284             95,000               181,500
Donald S. Perkins/1982 *       1,968       1,023             95,000               182,500
William F. Pounds/1971 (5)     2,349       1,064            115,000               215,000
George Putnam/1957 *           1,934       1,083             95,000               179,500
George Putnam, III/1984 *      1,957         187             95,000               181,500
A.J.C. Smith/1986 *            1,887         638             95,000               176,000
W. Thomas Stephens/1997 (4)    1,951          50             95,000               181,500
W. Nicholas Thorndike/1992     1,968         735             95,000               182,500

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1997.
(3) As of December 31, 1998, there were 113 funds in the Putnam family.
(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the Fund to Ms. Baxter, Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin and Mr. Stephens as of October 31, 1998 were $6,688, $8,205, $5,462, $1,701, $1,728 and $2,150, respectively, including income earned on such amounts.
(5) Includes additional compensation for service as Vice Chairman of the Board of Trustees.
* Is or may be deemed to be an "interested person," as defined in the Investment Company Act of 1940 of the Fund, Investment Management Company or Putnam Mutual Funds Corp.

          Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.
          The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.
          Investment Management Company places all orders for purchases and sales of Fund securities. In selecting broker-dealers, Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1996, 1997 and 1998, the Fund paid $27,784, $575,163 and $242,846, in brokerage commissions, respectively. During fiscal 1998 the Fund paid $0 on transactions with an aggregate principal value of $0 (0% of transactions) to brokers and dealers to recognize research, statistical and quotation services provided to Investment Management Company and its affiliates.
          For the fiscal year ending on October 31, 1998, the Fund paid $14,687,136 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.
C.   Sales, Repurchases and Custody:
(1)  Sales of Shares:
           a.  Sales in the United States
          Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50. The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor's completed buy order before the close of regular trading on the exchange for investors' shares to be bought at that day's offering price.
     ?    THROUGH A FINANCIAL ADVISOR  Investors' advisor will be
responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.
     ?    THROUGH SYSTEMATIC INVESTING  Investors can make regular
investments of $25 or more per month through automatic deductions from investors' bank checking or savings account. Application forms are available through investors' advisor or Putnam Investor Services at 1-800-225-1581.
          Investors may also complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the check and completed form to Putnam Mutual Funds Corp.
          The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

     CLASS M SHARES
       -  Initial sales charge of up to 3.25%
       - Lower sales charges for larger investments of $50,000 or more
       -  No deferred sales charge
       - Lower annual expenses, and higher dividends, than Class B shares because of lower 12b-1 fee
       - Higher annual expenses, and lower dividends, than Class A shares because of higher 12b-1 fee
       - No conversion to Class A shares, so future 12b-1 fee does not decrease

     INITIAL SALES CHARGES FOR CLASS M SHARES

                                        Class M sales charge
                                        as a percentage of:
     Amount of purchase                 Net amount     Offering
     at offering price ($)              invested       price *
     Under 50,000                       3.36%          3.25%
     50,000 but under 100,000           2.30           2.25
     100,000 but under 250,000          1.52           1.50
     250,000 but under 500,000          1.01           1.00
     500,000 but under 1,000,000        None           None
     1,000,000 and above                None           None
     * Offering price includes sales charge.

     DISTRIBUTION (12B-1) PLANS.  The Fund has adopted
distribution plans to pay for the marketing of Fund shares and for services provided to shareholders.  The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on
Class M shares.  Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of
investors' investment.  The higher fees for Class M may cost investors more than paying the initial sales charge for Class A shares.  Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.
          An investor may be eligible to buy class M shares at
reduced sales charges.  For fiscal 1997 and 1998, Putnam Mutual
Funds Corp. received $11,521,976 and $55,023,123, respectively, in sales charges for Class M shares, of which it retained $963,584 and $4,512,426, respectively.
      b.  Sales in Japan
          In Japan, Shares of the Fund are offered on any Business
Day and any business day of securities company in Japan during the Subscription Period mentioned in "Section 8. Period of
Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement.  A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign
Securities Transactions Account and other prescribed contracts
(the "Account Contract") and receive from such investors an
application for requesting the opening of a transactions account under the Account Contract.  Purchase may be made in the minimum investment amount of 200 shares and in integral multiples of 100 shares.
          The issue price for Shares during the Subscription
period shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund has received such
application.  The Trade Day in Japan is the day when the Sales
Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price").  Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam
Mutual Fund Corp., principal underwriter of the Fund.  The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.
          Investors having entrusted a Sales Handling Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price.  In such case payment shall be made in yen in principal and the
applicable exchange rate shall be the exchange rate determined by such Sales Handling Compny to be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day.
The payment may be made in dollars to the extent that the Sales
Handling Companies can agree.
          In addition, Sales Handling Companies in Japan who are
members of the Japan Securities Dealers' Association cannot
continue sales of the Shares in Japan when the net assets of the
Fund are less than yen100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" in the "Regulations Concerning the Transactions of
Foreign Securities" established by the Association.
(2)  Repurchase of Shares:
      a.  Repurchase in the United States
          Investors residing in the U.S. can sell investors'
shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund.  Payment for redemptions may be delayed until the Fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.
     ?    SELLING SHARES THROUGH INVESTORS' FINANCIAL ADVISOR.
Investors' advisor must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange for investors to receive that day's NAV, less any applicable deferred sales charge.  Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.
     ?    SELLING SHARES DIRECTLY TO THE FUND.  Putnam Investor
Services must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.
          By mail. Send a signed letter of instruction to Putnam
Investor Services.  If investors have certificates for the shares investors want to sell, investors must include them along with completed stock power forms.
          By telephone.  Investors may use Putnam's Telephone
Redemption Privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days.  Unless investors indicate otherwise on the account application, Putnam Investor
Services will be authorized to accept redemption and transfer instructions received by telephone.
          The Telephone Redemption Privilege is not available if
there are certificates for investors' shares.  The Telephone
Redemption Privilege may be modified or terminated without notice.
     ?    ADDITIONAL DOCUMENTS.  If investors
        ? sell shares with a value of $100,000 or more,
        ? want redemption proceeds sent to an address other than
investors' address as it appears on Putnam's records, or
        ? have notified Putnam of a change in address within the
preceding 15 days,
     the signatures of registered owners or their legal
representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions.  Stock power forms are available from investors' financial advisor, Putnam Investor
Services and many commercial banks.
          Putnam Investor Services usually requires additional
documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact Putnam
Investor Services for details.
     ?    WHEN WILL THE FUND PAY INVESTORS?  The Fund generally
sends investors payment for investors' shares the business day after investors' request is received.  Under unusual
circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal
securities laws.
     ?    REDEMPTION BY THE FUND.  If investors own fewer shares
than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without investors' permission and send investors the proceeds. The Fund may also redeem shares if investors own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that applies to both present and future shareholders.
      b.  Repurchase in Japan
          Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Sales Handling Company on a
Fund Business Day that is business day of securities companies in Japan without a contingent deferred sales charge. Repurchases
(other than repurchases of all of an investor's Fund Shares) shall be made only in integral multiples of 100 shares.
          The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Kankaku. The price shall be paid in yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in dollars. Payment for repurchase proceeds shall generally be made on the fourth business day of securities companies in Japan after and including the Trade
Day.
(3)  Suspension of Repurchase:
          The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York
Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.
(4)  Custody of Shares:
          Share certificates shall be held by Shareholders at their own risk. The custody of the Share certificates (if issued)
representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Kankaku. Certificates of custody for the Shares shall be delivered by the Sales Handling
Companies to the Japanese Shareholders.
D.   Miscellaneous:
(1)  Duration and Liquidation:
          Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.
(2)  Accounting Year:
          The accounts of the Fund will be closed each year on 31st October.
(3)  Authorized Shares:
          There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
(4)  Agreement and Declaration of Trust:
          Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders.
Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.
          The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.
          In Japan, material changes in the Agreement and Declaration of Trust shall be published and notice thereof shall be sent to the Japanese Shareholders.
(5)  Issue of Warrants, Subscription Rights, etc.:
          The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
(6)  How Performance Is Shown:
          FUND ADVERTISEMENTS MAY, FROM TIME TO TIME, INCLUDE
PERFORMANCE INFORMATION. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.
          For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange
Commission regulations and may differ from net investment income as determined for financial reporting purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.
          Yield is based on the price of the shares, including the maximum initial sales charge.
          "Total return" for the one-, five- and ten-year periods
(or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended October 31, 1998, the average annual total return for Class M shares of the Fund was -0.77%, 4.75% and 7.78%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% for Class M shares. Returns shown for Class M shares for periods prior to December 14, 1994 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended October 31, 1998 was 5.69%.
          ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT
PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.
          Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.
(B)  Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
     (i)  Disclosure to shareholders
          In accordance with the Investment Company Act of 1940, the investment fund is required to send to its shareholders annual and semi-annual reports containing financial information.
     (ii) Disclosure to the SEC
          The investment fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company
Act of 1940.
(2)  Disclosure in Japan:
      a.  Disclosure to the Supervisory Authority:
      (i) Disclosure Required under the Securities and Exchange Law:
          When the Fund intends to offer the Shares amounting to more than certain amount in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
          The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund.
These documents are available for public inspection for the investors and any other persons who desire at Kanto Local Finance
Bureau of the Ministry of Finance.
      (ii)  Notifications, etc. under the Law Concerning
Securities Investment Trusts and Securities Investment Companies
          Prior to offering of Shares for sale, the Management
Company must file in advance the prescribed matters on the Fund with the Commissioner of Financial Supervisory Agent under the Law
Concerning Securities Investment Trusts and Securities Investment
Companies (the Law No.198, 1951) (hereinafter referred to the
"Investment Trusts Law"). In addition, if the Management Company amends the Management Regulations of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Supervisory Agent. Further, the
Management Company must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Supervisory Agent.
      b.  Disclosure to Japanese Shareholders:
          If the Management Company makes any amendment to the Management Regulations of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the unitholders known in Japan. Provided, however, that if the said written documents are delivered to all the unitholders in Japan, the relevant public notice is not required to be given.
          The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies.
          The above-described Management Report on the Fund will be sent to the unitholders known in Japan.
 (C) Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam
Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment
Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets
(including a dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
SHAREHOLDERS, ETC.
 (A) Rights of Shareholders and Procedures for Their Exercise:
          Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders.
Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Account Agreement with the Sales Handling Companies.
          Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by Shareholders are as follows:
     (i)  Voting rights
          Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
     (ii) Repurchase rights
          Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.
     (iii)     Rights to receive dividends
          Shareholders generally receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.
          Shareholders may choose three distribution options, although investors in Japan may only choose the last alternative.
          - Reinvest all distributions in additional shares without a sales charge;
          - Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
          - Receive all distributions in cash.
     (iv) Right to receive distributions upon dissolution
          Shareholders are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
     (v)  Right to inspect accounting books and the like
          Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.
     (vi) Right to transfer shares
          Shares are transferable without restriction except as limited by applicable law.
     (vii)     Rights with respect to the U.S. registration statement
          If, under the 1933 Act, there is, at any time it became effective, any false statement concerning any material fact in the U.S. registration statement, or any omission of any statement of material fact required to be stated therein or necessary in order to make the statements made therein not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.
 (B) Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
     a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
     b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Paying Handling
Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.
     c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.
          Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
          The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method". In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S.
withholding tax withheld in the U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.
The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside
Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.
 (C) Foreign Exchange Control in the United States:
          In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the continuous disclosure is each of the following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
 (E) Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo

5. Status of the Invesment Portfolio
    (A)  Diversification of Investment Portfolio:

                                          (As of January 31, 1999)

Types of Assets    Name of Country    Total U.S. Dollars   Investment Ratio (%)
Corporate Bonds    United States      1,505,589,026        40.24
                   Canada                67,215,411         1.80
                   Norway                35,676,877         0.95
                   Netherlands            7,778,560         0.21
                   Israel                 7,753,640         0.21
                   United Kingdom         7,083,625         0.19
                   Japan                  6,199,872         0.17
                   Bermuda                1,935,500         0.05
                   Mexico                 1,707,750         0.05
                   Finland                1,553,273         0.04
                   Indonesia                846,600         0.02
                   Greece                   576,000         0.02
                   Philippines              523,440         0.01

Sub-total                             1,644,439,574        43.96

US Government
Obligations        United States      1,412,581,203        37.76
Collateralized
Mortgage Obligations United States      351,028,426         9.38
Foreign Government
Bonds              United Kingdom        21,878,397         0.58
                   Canada                 8,787,495         0.23
                   Bermuda                1,297,500         0.03
                   Cayman Islands           994,700         0.03

Sub-total                                32,958,092         0.87

Units              United States             96,509         0.00
                   Colombia                  84,552         0.00

Sub-total                                   181,061         0.00

Preferred Stock    United States         30,689,241         0.82
Convertible Bonds  United States          3,166,975         0.09
Common stock       United States            571,548         0.02
Convertible
Preferred Stocks   United States            666,312         0.02
Warrants           United States            413,119         0.01
                   Ireland                   17,550         0.00

Sub-total                                   430,669         0.01
Cash, Deposit and
Other Assets (After
deduction of liabilities)               264,425,014         7.07
Total                                 3,741,138,115       100.00
(Net Asset Value)              (yen435,281 million)

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.
The same applies hereinafter.

(B)  Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January, 1999 is as follows:

               Total Net Asset Value           Net Asset Value per Share
                  Dollar      Yen
              (thousands)  (millions)             Dollar        Yen

1st Fiscal Year   7,673       893                 7.04          819.10
(October 31, 1995)
2nd Fiscal Year  19,937      2,203                6.99          813.29
(October 31, 1996)
3rd Fiscal Year  368,297    42,851                7.11          827.25
(October 31, 1997)
4th Fiscal Year  1,188,620  138,296               6.84          759.83
(October 31, 1998)
1998 End of February   1,248,556    145,269        7.07          822.59
            March      1,451,337    168,863        7.08          823.76
            April      1,567,883    182,423        7.08          823.76
            May        1,616,553    188,084        7.09          824.92
            June       1,245,899    144,960        7.09          824.92
            July       1,168,672    135,975        7.06          821.43
            August     1,033,740    120,276        6.90          802.82
            September  1,114,479    129,670        6.99          813.29
            October    1,188,620    138,296        6.84          795.83
            November   1,274,104    148,242        6.90          802.82
            December   1,369,567    159,349        6.88          800.49
1999 End of January    1,523,223    177,227        6.91          803.98

(Note)    Operations of Class M Shares were commenced on December 14, 1994.

 (2) Record of Distributions Paid

                        Amount of Dividend
Period                  paid per Share
1st Fiscal Year
(12/14/94-10/31/95)     $0.43        Yen50
2nd Fiscal Year
(11/1/95-10/31/96)      $0.45        Yen52
3rd Fiscal Year
(11/1/96-10/31/97)      $0.47        Yen55
4th Fiscal Year
(11/1/97-10/31/98)      $0.46        Yen54

(Note) Record of distribution paid from November 1997 to January 1999 are as follows:

                              Dividend
Month/Year               Dollar       Yen
1997 End of November     0.036        4.189
            December     0.036        4.189
1998 End of January      0.036        4.189
            February     0.036        4.189
            March        0.036        4.189
            April        0.036        4.189
            May          0.036        4.189
            June         0.035        4.072
            July         0.035        4.072
            August       0.035        4.072
            September    0.036        4.189
            October      0.036        4.189
            November     0.036        4.189
            December     0.036        4.189
1999 End of January      0.036        4.189
            February     0.034        3.956

(C)  Record of Sales and Repurchases
          Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such Fiscal Years are as follows:

                       Number of      Numbers of Shares     Number of
                       Shares Sold    Repurchased           Outstanding Shares
1st Fiscal Year
(12/14/94-10/31/95)     1,163,283     73,164                1,090,119
                              (0)       (0)                       (0)
2nd Fiscal Year
(11/1/95-10/31/96)      2,435,804    816,055                2,709,868
                              (0)       (0)                       (0)
3rd Fiscal Year
(11/1/96-10/31/97)     50,402,587    1,311,388              51,801,067
                      (47,615,400)   (54,400)               (47,561,000)
4th Fiscal Year
(11/1/97-10/31/98)    233,377,001    111,298,763            173,879,305
                     (230,066,900)   (109,664,400)          (167,963,500)

Note:     The Share will be sold in Japan from August 27, 1997.


II. OUTLINE OF THE FUND

1.   Fund
(A)  Law of Place of Incorporation
          The Fund is a Massachusetts business trust organized in
Massachusetts, U.S.A. on August 13, 1982 as the successor to The
Putnam Income Fund, Inc., a Massachusetts corporation formed on
October 13, 1954.
          Chapter 182 of the Massachusetts General Laws prescribes
the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Fund is an open-end, diversified management company
under the Investment Company Act of 1940.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory Authority.
(C)  Purpose of the Fund
          The purpose of the Fund is to provide investors a
managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.
(D)  History of the Fund
          October 13, 1954:        Organization of the Fund as a
Massachusetts corporation.
          August 13, 1982:         Organization of the Fund as a
Massachusetts business trust.  Adoption of the Agreement and
Declaration of Trust.
          April 7, 1989:           Adoption of the Amended and
Restated Agreement and Declaration of Trust.
(E)  Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Fund
          The Trustees are responsible for generally overseeing
the conduct of the Fund's business.  The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility.  The number of
Trustees is fixed by the Trustees and may not be less than three.
A Trustee may be elected either by the Trustees or by the
shareholders.  At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund.  Each Trustee elected by the Trustees or the
shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trustees of the Fund are authorized by the Agreement
and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series.  The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.
          Under the Agreement and Declaration of Trust the
shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of
Trust, (vi) to the same extent as the stockholders of a
Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any
registration of the Fund with the U.S. Securities and Exchange
Commission (or any successor agency) or any state, or as the
Trustees may consider necessary or desirable.  Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.
          On any matter submitted to a vote of shareholders, all
shares of the Fund then entitled to vote are voted in the
aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of
1940, as amended, or when the Trustees shall have determined that the matter affects one or more series or classes of shares
materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon.  There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk
whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-
tenth of the outstanding shares entitled to vote at the meeting.
Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting.  Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a
shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class.
For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and
Declaration of Trust to adopt Bylaws not inconsistent with the
Agreement and Declaration of Trust providing for the conduct of the business of the Fund.  The Bylaws contemplate that the
Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time.
The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the
Trustees, or by one or more writings signed by such a majority.
          Regular meetings of the Trustees may be held without
call or notice at such places and at such times as the Trustees may from time to time determine.  It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by
telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the Trustees
then in office shall constitute a quorum.  Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any
action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.
          Subject to a favorable majority shareholder vote (as
defined in the Agreement and Declaration of Trust), the Trustees
may contract for exclusive or nonexclusive advisory and/or
management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains
provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.
          The Fund may be terminated at any time by vote of
shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders.
Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.
          The foregoing is a general summary of certain provisions
of the Agreement and Declaration of Trust and Bylaws of the Fund,
and is qualified in its entirety by reference to each of those documents.
(G)  Information Concerning Major Shareholders
          Not applicable.
(H)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund             (as of January 31, 1999)

Name               Office and Title       Resume                  Shares Owned
George Putnam      Chairman and President present:  Chairman            0
                                          and Director of Putnam
                                          Management and Putnam
                                          Mutual Funds Corp.
                                          Director, Marsh &
                                          McLennan Companies, Inc.

William F. Pounds Vice Chairman           present:  Professor         29,524.390
                                          Emeritus of Management,
                                          Alfred P. Sloan School
                                          of Management, Massachusetts
                                          Institute of Technology.

Jameson Adkins Baxter  Trustee            present:  President,          947.332
                                          Baxter Associates, Inc.

Hans H. Estin          Trustee            present:  Vice Chairman,    373.926
                                          North American Management Corp.

John A. Hill          Vice Chairman       present:  Chairman and      661.681
                                          Managing Director, First
                                          Reserve Corporation.

Ronald J. Jackson     Trustee             present:  Former Chairman,  435.441
                                          President and Chief Executive
                                          Officer of Fisher-Price, Inc.,
                                          Trustee of Salem Hospital
                                          and the Peabody Essex Museum

Paul. L. Joskow       Trustee             present:  Professor of      148.705
                                          Economics and Management
                                          and former Chairman of
                                          the Department of Economics
                                          at the Massachusetts
                                          Institute of Technology,
                                          Director, New England Electric
                                          System, State Farm Indemnity
                                          Company and Whitehead Institute
                                          for Biomedical Reserach

Elizabeth T. Kennan    Trustee            present:  President          251.763
                                          Emeritus and Professor,
                                          Mount Holyoke College

Lawrence J. Lasser Trustee and Vice President present:  President,   162.591
                                              Chief Executive Officer
                                              and Director of
                                              Putnam Investments, Inc. and
                                              the Investment Management Company
                                              Director, Marsh &
                                              McLennan Companies, Inc.

John H. Mullin, III   Trustee            present:  Chairman and
                                         Chief Executive Officer
                                         of Ridgeway Farm,
                                         Director of ACX Technologies,
                                         Inc., Alex Brown Realty, Inc.
                                         and The Liberty Corporation     757.286

Robert E. Patterson Trustee              present:  President and
                                         Trustee of Cabot Industrial
                                         Trust and Trustee of the
                                         SEA Education Association     1,052.052

Donald S. Perkins   Trustee              present:  Director of various
                                         corporations, including Cummins
                                         Engine Company, Lucent Technologies,
                                         Inc., Nanophase Technologies,
                                         Inc. and Springs
                                         Industries, Inc.            9,758.753

George Putnam, III  Trustee              present:  President, New
                                         Generation Research, Inc.   4,271.880

A.J.C. Smith        Trustee              present:  Chairman and Chief
                                         Executive Officer, Marsh &
                                         McLennan Companies, Inc.     243.175

W. Thomas Stephens  Trustee              present:  President and Chief
                                         Executive Officer of MacMillian
                                         Bloedel Ltd., Director of
                                         Mail-well Inc., Qwest Communications,
                                         The Eagle Picher Trust and
                                         New Century Energies         109.959

W. Nicholas Thorndike Trustee            present:  Director of various
                                         corporations and charitable
                                         organizations, including Data
                                         General Corporation, Bradley Real
                                         Estate, Inc. and Providence
                                         Journal Co.  Trustee of Cabot
                                         Industrial Trust, Massachusetts
                                         General Hospital and Eastern
                                         Utilities Associations      162.591

Charles E. Porter Executive Vice President present:  Managing Director of
                                           Putnam Investments, Inc.
                                           and Putnam Investment Management 0.0

Patricia C. Flaherty Senior Vice President present:  Senior Vice President of Putnam Investments,
                                           Inc. and Putnam Investment
                                           Management                 0.0

Gordon H. Silver  Vice President    present:  Director and Senior
                                    Managing Director of Putnam
                                    Investments, Inc. and Putnam
                                    Investment Management             0.0

John D. Hughes Vice President and Treasurer present:  Senior Vice
                                            President of Putnam
                                            Investment Management     0.0

Beverly Marcus Clerk and Assistant Treasurer      N/A              0.0

Ian C. Ferguson  Vice President     present:  Senior Managing
                                    Director of Putnam Investments, Inc. and
                                    Putnam Investment Management      0.0

John R. Verani Vice President       present:  Senior Vice
                                    President of Putnam
                                    Investment, Inc.  and
                                    Putnam Investment Management     0.0

Stephen Oristaglio Vice President   present:  Managing Director
                                   of Putnam Investments, Inc. and Putnam
                                   Investment Management      0.0

Edward H. D'Alelio Vice President   present:  Managing Director
                                    of Putnam Investments, Inc. and Putnam
                                    Investment Management      0.0

Kevin M. Cronin Vice President      present:  Managing Director of
                                    Putnam Investments, Inc. and Putnam
                                    Investment Management      0.0

Krishna K. Mcmani Vice President    present:  Managing Director
                                    of Putnam Investments, Inc.
                                    and Putnam Investment Management      0.0

* A trustee of the Fund on November 6, 1997 and therefore did not own any shares of the Fund as of September 30, 1997.

     (2) Employees of the Fund
          The Fund does not have any employees.
(I)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(J)  Miscellaneous
(1)  Changes of Trustees and Officers
          Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate.
The Trustees may elect and remove officers as they consider appropriate.
(2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
(3)  Litigation and Other Significant Events
          Nothing which has or which would have a material adverse effect on the Fund has occurred which is required to be disclosed and has not been disclosed. The fiscal year end of the Fund is October 31. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
Company)
 (A) Law of Place of Incorporation
     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B)  Outline of the Supervisory Authority
     Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C)  Purpose of the Company
     Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D)  History of the Company
     Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $228 billion in assets and nearly 9 million shareholder accounts at January 31, 1999. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

     Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority state owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E)  Amount of Capital Stock  (as of January 31, 1999)

1.   Amount of Capital (issued capital stock at par value):
     Common Stock 1,000 shares at $1 par value

2.   Number of authorized shares of capital stock:
     Common Stock 1,000 shares

3.   Number of outstanding shares of capital stock:
     Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                         Amount of Capital
            Year         (Total Stockholders' Equity)

     End of 1994         $48,149,491

     End of 1995         $45,521,351

     End of 1996         $45,817,658

     End of 1997         $48,617,160

     End of 1998         $425,782,007


(F)  Structure of the Management of the Company
     Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

     Each fund managed by Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's Fixed Income Investments Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

     The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

     In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

     The following officers of Investment Management Company have had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown:
(as of January 31, 1999)

Manager            Since         Experience
Kevin M. Cronin
Managing Director  1998          Employed by Putnam Management since 1997.
                                 Prior to February 1997, Mr. Cronin was
                                 employed at MFS Investment Management.
Krishna K. Mcmani
Managing Director  1998          Employed by Putnam Management since 1998.
                                 Prior to September 1998, Mr. Mcmani
                                 was employed at Morgan Stanley & Co..

(G)  Information Concerning Major Stockholders
     As of the end of January, 1999, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

List of Officers and Directors of Putnam Investment Management, Inc.
                                        (as of January 31, 1999)

Name             Position with Putnam
                 Investment
                 Management, Inc.     Other Business Affiliation
1 Putnam, George   Chairman           Director of Putnam Mutual Funds Corp.
2Lasser, Lawrence J. President and Director, CEO
3Silver, Gordon H. Director and Senior Managing Director
Director of Putnam Fiduciary Trust Company and Senior Managing
Director of Putnam Mutual Funds Corp.
4Burke, Robert W. Senior Managing Director
Senior Managing Director of Putnam Mutual Funds Corp.
5Coburn, Gary N. Senior Managing Director
6Collman, Kathleen M.
Senior Managing Director
Senior Managing Director of Putnam Mutual Funds Corp.
7Ferguson, Ian C. Senior Managing Director
8Regan, Anthony W. Senior Managing Director
9 Spiegel, Steven Senior Managing Director
Senior Managing Director of Putnam Mutual Funds Corp.
10 Anderson, Blake E. Managing Director
11 Antill, Jennifer Managing Director
12 Beck, Robert R. Managing Director
13Browchuk, BrettManaging Director
14Cassaro, Joseph A. Managing Director
15 Cotner, C. Beth Managing Director
16 Cronin, Kevin M. Managing Director
Managing Director of Putnam Fiduciary Trust Company
17 D'Alelio, Edward H. Managing Director
18 Daly, Kenneth L. Managing Director
Managing Director of Putnam Mutual Funds Corp.
19 DeTore, John A. Managing Director
Managing Director of Putnam Fiduciary Trust Company
20 Durgarian, Karnig H. Managing Director and Chief Financial Officer Director and Managing Director of Putnam Fiduciary Trust Company
21 Esteves, Irene M. Managing Director and Chief Financial Officer Treasurer of Putnam Fiduciary Trust Company
22 Gillis, Roland Managing Director
23 Haslett, Thomas R. Managing Director
24 Hurley, William J. Managing Director
Managing Director and CFO of Putnam Mutual Funds Corp.
25 Jacobs, Jerome J. Managing Director
26 Joseph, Joseph P. Managing Director
27 Kamshad, Omid Managing Director
28 King, David L. Managing Director
Managing Director  of Putnam Mutual Funds Corp.
29 Kohli, D. William Managing Director
30 Kreisel, Anthony I. Managing Director
31 Kuenstner, Deborah F. Managing Director
32 Landes, William J. Managing Director
33 Leichter, Jennifer Managing Director
34 Maloney, Kevin J. Managing Director
35 Martino, Michael Managing Director
Managing Director of Putnam Fiduciary Trust Company
36 Maxwell, Scott M. Managing Director
37 McGue, William F. Managing Director
38 McMullen, Carol C. Managing Director
39 Mcmani, Krisha Managing Director
40 Miller, Daniel L. Managing Director
41 Morgan Jr., John J. Managing Director
Managing Director of Putnam Fiduciary Trust Company
42 Oristaglio, Stephen Managing Director
43Peacher, Stephen C. Managing Director
44Porter, Charles E. Managing Director
45 Reilly, Thomas V. Managing Director
46 Schultz, Mitchell D. Managing Director
Managing Director of Putnam Mutual Funds Corp.
47 Scott, Justin M. Managing Director
Managing Director of Putnam Fiduciary Trust Company
48 Shadek Jr., Edward T. Managing Director
Managing Director of Putnam Fiduciary Trust Company
49 Starr, Loren
Managing Director
Managing Director of Putnam Mutual Funds Corp.
50 Swift, Robert
Managing Director
51 Talanian, John C.
Managing Director
Managing Director of Putnam Mutual Funds Corp.
52 Tibbetts, Richard B.
Managing Director
Managing Director of Putnam Mutual Funds Corp.
53 Waldman, David L.
Managing Director

54 Wetlaufer, Eric
Managing Director
55 Woolverton, William H.
Managing Director
Managing Director of Putnam Mutual Funds Corp.
56 Zieff, William E.
Managing Director
57 Arends, Michael K.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
58 Asher, Steven E.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp. and Senior Vice President of Putnam Fiduciary Trust Company
59 Atkin, Michael J.
Senior Vice President
60 Attridge, Gail S.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
61 Augustine, Jeffrey B.
Senior Vice President
62 Bakshi, Manjit S.
Senior Vice President
63 Bamford, Dolores Snyder
Senior Vice President
64 Baumbach, Robert K.
Senior Vice President
65 Berka, Sharon A.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
66 Block, Richard L.
Senior Vice President
67 Boselli, John A.
Senior Vice President
68 Bousa, Edward P.
Senior Vice President
69 Bresnahan, Leslee R.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
70 Burke, Andrea
Senior Vice
President
71 Burns, Cheryl A.
Senior Vice President
72 Byrne, Joshua L.
Senior Vice President
73 Callahan, Ellen S.
Senior Vice President
74 Carlson, David G.
Senior Vice President
75 Chrostowski, Louis F.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
76 Curran, Peter J.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
77 Dalferro, John R.
Senior Vice President
78 Derbyshire, Ralph C.
Senior Vice President
79 England, Richard B.
Senior Vice President
80 Farrell, Deborah S.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
81 Finch, Edward R.
Senior Vice President
82 Flaherty, Patricia C.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
83 Fontana, Forrest N.
Senior Vice President
84 Francis, Jonathan H.
Senior Vice President
85 Frost, Karen T.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
86 Frucci, Richard M.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
87 Fullerton, Brian J.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
88Grant, Peter J.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
89Graviere, Patrice
Senior Vice President

90Grim, Daniel J.
Senior Vice President

91Haagensen, Paul E.
Senior Vice President

92 Hadden, Peter J.
Senior Vice President

93 Halperin, Matthew C.
Senior Vice President

94Healey, Deborah R.
Senior Vice President

95 Holding, Pamela
Senior Vice President

96Hotchkiss, Michael F.
Senior Vice President

97Kaufman, Jeffrey
Senior Vice President

98 Kay, Karen R.
Senior Vice President
Clerk, Director and Senior Vice President of Putnam Fiduciary
Trust Company and Senior Vice President of Putnam Mutual Funds
Corp.
99 Kirson, Steven L.
Senior Vice President

100 Knight, Jeffrey L.
Senior Vice President

101 Koontz, Jill A.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
102 Korn, Karen R.
Senior Vice President

103 Lannum III, Coleman N.
Senior Vice President

104 Lindsey, Jeffrey R.
Senior Vice President

105 Lomba, Rufino R.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
106 MacElwee, Jones, Elizabeth M.
Senior Vice President

107 Madore, Robert A.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
108 Malloy, Julie M.
Senior Vice President

109 Marrkand, Paul E.
Senior Vice President

110 Matteis, Andrew S.
Senior Vice President

111 McDonald, Richard E.
Senior Vice President

112 Meehan, Thalia
Senior Vice President

113 Mehta, Sandeep
Senior Vice President

114 Miller, William H.
Senior Vice President

115 Mockard, Jeanne L.
Senior Vice President

116 Morgan, Kelly A.
Senior Vice President

117 Mufson, Michael J.
Senior Vice President

118 Mullen, Donald E.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
119 Mullin, Hugh H.
Senior Vice President

120 Netols, Jeffrey W.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
121 Oler, Stephen S.
Senior Vice President

122 Paine, Robert M.
Senior Vice President

123 Parker, Margery C.
Senior Vice President

124 Perry, William
Senior Vice President

125 Peters, Carmel
Senior Vice President

126 Petralia, Randolph S.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
127 Plapinger, Keith
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
128 Pohl, Charles G.
Senior Vice President

129 Pollard, Mark D.
Senior Vice President

130 Prusko, James M.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
131 Quistberg, Paul T.
Senior Vice President

132 Ray, Christopher A.
Senior Vice President

133 Reeves, William H.
Senior Vice President

135 Rogers, Kevin J.
Senior Vice President

136 Ruys de Perez, Charles A.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company and Senior Vice President of Putnam Mutual Funds Corp.
137 Santos, David J.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
138 Santosus, Anthony C.
Senior Vice President

139 Schwister, Jay E.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
140 Scordato, Christine A.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
141 Sievert, Jean I.
Senior Vice President

142 Simon, Sheldon N.
Senior Vice President

143 Simozar, Saied
Senior Vice President

144 Smith Jr., Leo J.
Senior Vice President

145 Smith, Margaret D.
Senior Vice President

146 Spatz, Erin J.
Senior Vice President

147 Stack, Michael P.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
148 Stairs, George W.
Senior Vice President

149 Strumpf, Casey
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
150 Sugimoto, Toshifumi
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
151 Sullivan, Roger R.
Senior Vice President

152 Svensson, Lisa H.
Senior Vice President

153 Swanberg, Charles H.
Senior Vice President

154 Thomsen, Rosemary H.
Senior Vice President
Senior Vice President of Putnam Fiduciary Trust Company
155 Troped, Bonnie L.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
156 Verani, John R.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
157 Walsh, Francis P.
Senior Vice President

158 Warren, Paul C.
Senior Vice President

159 Weinstein, Michael R.
Senior Vice President

160 Weiss, Manuel
Senior Vice President

161 Whalen, Edward F.
Senior Vice President
Senior Vice President of Putnam Mutual Funds Corp.
162 Wheeler, Diane D.F.
Senior Vice President

163 Wyke, Richard P.
Senior Vice President

164 Yogg, Michael R.
Senior Vice President

165 Zukowski, Gerald S.
Senior Vice President

(I)  Summary of Business Lines and Business Operation
     Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of January 31, 1999, Investment Management Company managed, advised, and/or administered the following 113 funds and fund portfolios (having an aggregate net asset value of approximately $228.45 billion):

                                         (As of January 31, 1999)
Name                                   Month/Date/      Principal   Total Net     Net Asset
                                       Year Established Chara.      Asset Value   Value per
                                                                    ($ million)   Share ($)

1The George Putnam Fund of Boston; A   11/5/37          Open/Equity  3822.28       18.22
2The George Putnam Fund of Boston; B   4/24/92          Open/Equity  1494.05       18.06
3The George Putnam Fund of Boston; M   12/1/94          Open/Equity   284.64       18.06
4The George Putnam Fund of Boston; Y   1/1/94           Open/Equity   535.50       18.25
5Putnam American Government Income Fund; A 3/1/85       Open/Bond    1450.70        9.00
6Putnam American Government Income Fund; B 5/20/94 Open/Bond 104.51 8.97
7Putnam American Government Income Fund; M 2/14/95 Open/Bond 4.05 9.02
8Putnam Asia Pacific Growth Fund; A 2/20/91 Open/Equity 121.94 9.13
9Putnam Asia Pacific Growth Fund; B 6/1/93 Open/Equity 113.32 8.97
10Putnam Asia Pacific Growth Fund; M 2/1/95 Open/Equity 6.74 9.06
11Putnam Asia Pacific Fund II 3/23/98 Open/Equity 1.91 7.35
12Putnam Asset Allocation: Balanced Portfolio; A 2/7/94 Open/Balanced 1025.18 12.25
13Putnam Asset Allocation: Balanced Portfolio; B 2/11/94 Open/Balanced 564.75 12.18
14Putnam Asset Allocation:Balanced Portfolio; C 9/1/94 Open/Balanced 113.13 12.11
15Putnam Asset Allocation: Balanced Portfolio; M 2/6/95 Open/Balanced 67.22 12.22
16Putnam Asset Allocation: Balanced Portfolio; Y 7/14/94 Open/Balanced 282.75 12.26
17Putnam Asset Allocation : Conservative Portfolio; A 2/7/94 Open/Balanced 412.34 10.56
18Putnam Asset Allocation : Conservative Portfolio; B 2/18/94 Open/Balanced 183.22 10.52
19Putnam Asset Allocation : Conservative Portfolio; C 9/1/94 Open/Balanced 55.99 10.49
20Putnam Asset Allocation : Conservative Portfolio; M 2/7/95 Open/Balanced 22.47 10.53
21Putnam Asset Allocation : Conservative Portfolio; Y 7/14/94 Open/Balanced 47.22 10.57
22Putnam Asset Allocation: Growth Portfolio; A 2/8/94 Open/Balanced 752.65 13.98
23Putnam Asset Allocation: Growth Portfolio; B 2/16/94 Open/Balanced 472.51 13.82
24Putnam Asset Allocation: Growth Portfolio; C 9/1/94 Open/Balanced 106.97 13.72
25Putnam Asset Allocation: Growth Portfolio; M 2/1/95 Open/Balanced 63.25 13.83
26Putnam Asset Allocation: Growth Portfolio; Y 7/14/94 Open/Balanced 264.53 14.05
27Putnam Arizona Tax Exempt Income Fund; A 1/30/91 Open/Bond 116.52 9.44
28Putnam Arizona Tax Exempt Income Fund; B 7/15/93 Open/Bond 34.14  9.42
29Putnam Arizona Tax Exempt Income Fund; M 7/3/95 Open/Bond 0.51 9.47
30Putnam Balanced Fund 10/2/95 Open/Balanced 3.79 12.52
31Putnam Balanced Retirement Fund; A 4/19/85 Open/Balanced 669.77 10.90
32Putnam Balanced Retirement Fund; B 2/1/94 Open/Balanced 170.31 10.81
33Putnam Balanced Retirement Fund; M 3/17/95 Open/Balanced 13.73 10.85
34Putnam California Investment Grade Municipal Trust 11/27/92 Closed/Bond 72.55 15.75
35Putnam California Tax Exempt Income Fund; A 4/29/83 Open/Bond 3077.11 8.85
36Putnam California Tax Exempt Income Fund; B 1/4/93 Open/Bond 661.65 8.85
37Putnam California Tax Exempt Income Fund; M 2/14/95 Open/Bond 21.18 8.84
38Putnam California Tax Exempt Money Market Fund 10/26/87 Open/Bond 32.86 1.00
39Putnam Capital Opportunities Fund; A 8/5/93 Open/Equity 53.71 8.02
40Putnam Capital Opportunities Fund; B 11/2/94 Open/Equity 73.48 8.01
41Putnam Capital Opportunities Fund; M 1/22/96 Open/Equity 4.72 8.02
42Putnam Capital Appreciation Fund; A 8/5/93 Open/Equity 1539.13 23.23
43Putnam Capital Appreciation Fund; B 11/2/94 Open/Equity 1711.08 22.98
44Putnam Capital Appreciation Fund; M 1/22/96 Open/Equity 113.99 23.02
45Putnam Convertible Opportunity and Income Trust 6/29/95 Closed/Bond 87.46 23.56
46Putnam Convertible Income-Growth Trust; A 6/29/72 Open/Balanced 1064.98 19.89
47Putnam Convertible Income-Growth Trust; B 7/15/93 Open/Balanced 303.47 19.67
48Putnam Convertible Income-Growth Trust; M 3/13/95 Open/Balanced 18.38 19.77
49Putnam Diversified Equity Trust; A 7/1/94 Open/Equity 316.36 14.15
50Putnam Diversified Equity Trust; B 7/2/94 Open/Equity 395.36 13.92
51Putnam Diversified Equity Trust; M 7/3/95 Open/Equity 30.68 14.00
52Putnam Dividend Income Fund 9/28/89 Closed/Bond 124.74 11.52
53Putnam Diversified Income Trust; A 10/3/88 Open/Bond 1827.83 11.51
54Putnam Diversified Income Trust; B 3/1/93 Open/Bond 2081.29 11.46
55Putnam Diversified Income Trust; M 12/1/94 Open/Bond 1040.00 11.47
56Putnam Diversified Income Trust ; Y 7/11/96 Open/Bond 15.62 11.52
57Putnam Emerging Markets Fund; A 10/2/95 Open/Equity 34.89 7.00
58Putnam Emerging Markets Fund; B 10/2/95 Open/Equity 25.05 6.96
59Putnam Emerging Markets Fund; M 10/2/95 Open/Equity 2.07 6.98
60Putnam Equity Fund 98 12/30/97 Open/Equity 6.11 11.44
61Putnam Equity Income Fund; A 6/15/77 Open/Balanced 1141.35 15.76
62Putnam Equity Income Fund; B 9/13/93 Open/Balanced 658.14 15.66
63Putnam Equity Income Fund; M 12/2/94 Open/Balanced 62.37 15.67
64Putnam Europe Growth Fund; A 9/7/90 Open/Equity 934.77 22.17
65Putnam Europe Growth Fund; B 2/1/94 Open/Equity 817.49 21.65
66Putnam Europe Growth Fund; M 12/1/94 Open/Equity 140.92 21.97
67Putnam Florida Tax Exempt Income Fund; A 8/24/90 Open/Bond 246.49 9.57
68Putnam Florida Tax Exempt Income Fund; B 1/4/93 Open/Bond 82.48 9.57
69Putnam Florida Tax Exempt Income Fund; M 5/1/95 Open/Bond 1.85 9.56
70Putnam Global Natural Resources Fund; A 7/24/80 Open/Equity 153.56 15.09
71Putnam Global Natural Resources Fund; B 2/1/94 Open/Equity 106.74 14.88
72Putnam Global Natural Resources Fund; M 7/3/95 Open/Equity 5.49 15.02
73Putnam Global Equity Fund 5/6/98 Open/Equity 3.18 12.23
74Putnam Global Growth and Income Fund; A 1/3/95 Open/Equity 27.08 13.10
75Putnam Global Growth and Income Fund; B 1/3/95 Open/Equity 20.91 13.02
76Putnam Global Growth and Income Fund; M 1/3/95 Open/Equity 2.23 13.05
77Putnam Global Governmental Income Trust; A 6/1/87 Open/Bond 249.00 12.99
78Putnam Global Governmental Income Trust; B 2/1/94 Open/Bond 36.72 12.95
79Putnam Global Governmental Income Trust; M 3/17/95 Open/Bond 226.30 12.93
80Putnam Global Growth Fund; A 9/1/67 Open/Equity 3487.37 12.97
81Putnam Global Growth Fund; B 4/27/92 Open/Equity 2051.12 12.49
82Putnam Global Growth Fund; M 3/1/95 Open/Equity 64.86 12.88
83Putnam Global Growth Fund; Y 6/15/94 Open/Equity 88.13 13.17
84Putnam Growth and Income Fund II; A 1/5/95 Open/Balanced 1287.76 14.21
85Putnam Growth and Income Fund II; B 1/5/95 Open/Balanced 1529.73 14.09
86Putnam Growth and Income Fund II; M 1/5/95 Open/Balanced 173.67 14.14
87The Putnam Fund for Growth and Income; A 11/6/57 Open/Balanced 21088.84 20.82
88The Putnam Fund for Growth and Income; B 4/27/92 Open/Balanced 16364.59 20.54
89The Putnam Fund for Growth and Income; M 5/1/95 Open/Balanced 464.75 20.69
90The Putnam Fund for Growth and Income; Y 6/15/94 Open/Balanced 911.59 20.85
91Putnam Growth Fund 5/1/98 Open/Equity 2.53 10.41
92Putnam Growth Opportunities; A 10/2/95 Open/Equity 682.13 21.24
93Putnam Growth Opportunities; B 8/1/97 Open/Equity 763.01 21.02
94Putnam Growth Opportunities; M 8/1/97 Open/Equity 56.90 21.10
95Putnam High Income Convertible and Bond Fund 7/9/87 Closed/Bond 116.08 8.55
96Putnam High Yield Advantage Fund; A 3/25/86 Open/Bond 1202.40 8.24
97Putnam High Yield Advantage Fund; B 5/16/94 Open/Bond 1006.42 8.21
98Putnam High Yield Advantage Fund; M 12/1/94 Open/Bond 926.04 8.23
99Putnam High Yield Total Return Fund; A 1/1/97 Open/Bond 50.18 7.51
100Putnam High Yield Total Return Fund; B 1/1/97 Open/Bond 58.07 7.44
101Putnam High Yield Total Return Fund; M 1/1/97 Open/Bond 3.75 7.45
102Putnam High Quality Bond Fund; A 6/2/86 Open/Bond 339.53 10.20
103Putnam High Quality Bond Fund; B 6/6/94 Open/Bond 42.74 10.16
104Putnam High Quality Bond Fund; M 4/12/95 Open/Bond 2.74 10.21
105Putnam High Yield Fund II; A 12/31/97 Open/Bond 456.79 7.88
106Putnam High Yield Fund II; B 12/31/97 Open/Bond 651.93 7.88
107Putnam High Yield Fund II; M 12/31/97 Open/Bond 35.59 7.88
108Putnam High Yield Trust; A 2/14/78 Open/Bond 2657.56 10.90
109Putnam High Yield Trust; B 3/1/93 Open/Bond 916.14 10.85 \
110Putnam High Yield Trust; M 7/3/95 Open/Bond 18.20 10.90
111Putnam Health Sciences Trust; A 5/28/82 Open/Equity 2984.13 63.77
112Putnam Health Sciences Trust; B 3/1/93 Open/Equity 2063.97 61.29
113Putnam Health Sciences Trust; M 7/3/95 Open/Equity 90.92 62.82
114Putnam High Yield Municipal Trust 5/25/89 Closed/Bond 203.62 9.24
115Putnam Income Fund; A 11/1/54 Open/Bond 1445.39 6.95
116Putnam Income Fund; B 3/1/93 Open/Bond 514.65 6.91
117Putnam Income Fund; M 12/14/94 Open/Bond 1523.22 6.91
118Putnam Income Fund; Y 2/12/94 Open/Bond 257.92 6.95
119Putnam Intermediate U.S. Government Income Fund; A 2/16/93 Open/Bond 228.36 5.00
120Putnam Intermediate U.S. Government Income Fund; B 2/16/93 Open/Bond 140.23 5.01
121Putnam Intermediate U.S. Government Income Fund; M 4/3/95 Open/Bond 10.19 5.01
122Putnam Intermediate U.S. Government Income Fund; Y 10/1/97 Open/Bond 119.78 5.00
123Putnam International Fund 12/28/95 Open/Equity 4.57 10.99
124Putnam International Growth and Income Fund;  A 8/1/96 Open/Equity 409.47 11.10
125Putnam International Growth and Income Fund;  B 8/1/96 Open/Equity 401.86 11.02
126Putnam International Growth and Income Fund;  M 8/1/96 Open/Equity 34.15 11.07
127Putnam International Growth Fund; A 2/18/91 Open/Equity 2370.93 20.02
128Putnam International Growth Fund; B 6/1/94 Open/Equity 1530.16 19.68
129Putnam International Growth Fund; M 12/1/94 Open/Equity 168.85 19.89
130Putnam International Growth Fund; Y 7/12/96 Open/Equity 162.36 20.08
131Putnam International New Opportunities Fund; A 1/3/95 Open/Equity 768.08 13.82
132Putnam International New Opportunities Fund; B 7/21/95 Open/Equity 958.83 13.52
133Putnam International New Opportunities Fund; M 7/21/95 Open/Equity 74.86 13.65
134Putnam International Voyager Fund;  A 12/28/95 Open/Equity 120.37 14.04
135Putnam International Voyager Fund;  B 10/30/96 Open/Equity 96.15 13.94
136Putnam International Voyager Fund;  M 10/30/96 Open/Equity 11.02 13.99
137Putnam Investment Grade Municipal Trust 10/26/89 Closed/Bond 250.46 12.00
138Putnam Investment Grade Municipal Trust II 11/27/92 Closed/Bond 190.04 14.23
139Putnam Investment Grade Municipal Trust III 11/29/93 Closed/Bond 54.18 13.52
140Putnam Investors Fund; A 12/1/95 Open/Equity 4751.05 15.53
141Putnam Investors Fund; B 3/1/93 Open/Equity 1984.86 14.88
142Putnam Investors Fund; M 12/2/94 Open/Equity 149.63 15.25
143Putnam Investors Fund; Y 1/7/97 Open/Equity 356.86 15.57
144Putnam Japan Fund 12/28/95 Open/Equity 2.12 5.59
145Putnam Latin America Fund 3/23/98 Open/Equity 1.18 4.47
146Putnam Massachusetts Tax Exempt Income Fund; A 10/23/89 Open/Bond 305.93 9.69
147Putnam Massachusetts Tax Exempt Income Fund; B 7/15/93 Open/Bond 119.94 9.68
148Putnam Massachusetts Tax Exempt Income Fund; M 12/2/94 Open/Bond 3.42 9.68
149Putnam Master Income Trust 4/29/88 Closed/Bond 444.57 8.37
150Putnam Managed High Yield Trust 6/25/93 Closed/Bond 93.58 12.47
151Putnam Michigan Tax Exempt Income Fund; A 10/23/89 Open/Bond 148.19 9.39
152Putnam Michigan Tax Exempt Income Fund; B 7/15/93 Open/Bond 46.32 9.38
153Putnam Michigan Tax Exempt Income Fund; M 4/17/95 Open/Bond 1.72 9.39
154Putnam Minnesota Tax Exempt Income Fund; A 10/23/89 Open/Bond 104.39 9.26
155Putnam Minnesota Tax Exempt Income Fund; B 7/15/93 Open/Bond 49.74 9.23
156Putnam Minnesota Tax Exempt Income Fund; M 4/3/95 Open/Bond 1.42 9.26
157Putnam Managed Municipal Income Trust 2/24/89 Closed/Bond 453.88 9.80
158Putnam Money Market Fund; A 10/1/76 Open/Bond 2934.12 1.00
159Putnam Money Market Fund; B 4/27/92 Open/Bond 707.12 1.00
160Putnam Money Market Fund; M 12/8/94 Open/Bond 85.97 1.00
161Putnam Master Intermediate Income Trust 4/29/88 Closed/Bond 804.27 8.04
162Putnam Municipal Income Fund; A 5/22/89 Open/Bond 826.65 9.39
163Putnam Municipal Income Fund; B 1/4/93 Open/Bond 511.17 9.38
164Putnam Municipal Income Fund; M 12/1/94 Open/Bond 15.62 9.39
165Putnam Municipal Opportunities Trust 5/28/93 Closed/Bond 230.91 14.29
166Putnam New Opportunities Fund; A 8/31/90 Open/Equity 11177.36 61.50
167Putnam New Opportunities Fund; B 3/1/93 Open/Equity 8236.26 58.74
168Putnam New Opportunities Fund; M 12/1/94 Open/Equity 474.22 60.18
169Putnam New Opportunities Fund; Y 7/19/94 Open/Equity 695.64 62.26
170Putnam New Value Fund;  A 1/3/96 Open/Equity 399.86 13.92
171Putnam New Value Fund;  B 2/26/96 Open/Equity 408.64 13.80
172Putnam New Value Fund;  M 2/26/96 Open/Equity 40.13 13.86
173Putnam New Jersey Tax Exempt Income Fund; A 2/20/90 Open/Bond 219.50 9.42
174Putnam New Jersey Tax Exempt Income Fund; B 1/4/93 Open/Bond 102.08 9.41
175Putnam New Jersey Tax Exempt Income Fund; M 5/1/95 Open/Bond 0.94 9.42
176Putnam New York Investment Grade Municipal Trust 11/27/92 Closed/Bond 40.59 14.26
177Putnam New York Tax Exempt Income Fund; A 9/2/83 Open/Bond 1616.83 9.04 178
Putnam New York Tax Exempt Income Fund; B 1/4/93 Open/Bond 232.13 9.02
179Putnam New York Tax Exempt Income Fund; M 4/10/95 Open/Bond 2.30 9.04
180Putnam New York Tax Exempt Money Market Fund 10/26/87 Open/Bond 39.50 1.00
181Putnam New York Tax Exempt Opportunities Fund; A 11/7/90 Open/Bond 165.93 9.25
182Putnam New York Tax Exempt Opportunities Fund; B 2/1/94 Open/Bond 70.09 9.24
183Putnam New York Tax Exempt Opportunities Fund; M 2/10/95 Open/Bond 2.53 9.23
184Putnam Ohio Tax Exempt Income Fund; A 10/23/89 Open/Bond 187.36 9.22
185Putnam Ohio Tax Exempt Income Fund; B 7/15/93 Open/Bond 57.26 9.21
186Putnam Ohio Tax Exempt Income Fund; M 4/3/95 Open/Bond 2.02 9.22
187Putnam OTC & Emerging Growth Fund; A 11/1/82 Open/Equity 2680.36 18.44
188Putnam OTC & Emerging Growth Fund; B 7/15/93 Open/Equity 1337.00 17.56
189Putnam OTC & Emerging Growth Fund; M 12/2/94 Open/Equity 272.69 18.00
190Putnam OTC & Emerging Growth Fund; Y 7/12/96 Open/Equity 105.78 18.59
191Putnam Pennsylvania Tax Exempt Income Fund; A 7/21/89 Open/Bond 187.54 9.35
192Putnam Pennsylvania Tax Exempt Income Fund; B 7/15/93 Open/Bond 98.68 9.34
193Putnam Pennsylvania Tax Exempt Income Fund; M 7/3/95 Open/Bond 2.65 9.35
194Putnam Preferred Income Fund; A 1/4/84 Open/Bond 117.57 8.87
195Putnam Preferred Income Fund; M 4/20/95 Open/Bond 13.09 8.84
196Putnam Premier Income Trust 2/29/95 Closed/Bond 1129.16 8.03
197Putnam Research Fund;  A 10/2/95 Open/Equity 272.86 15.81
198Putnam Research Fund;  B 6/15/98 Open/Equity 278.92 15.74
199Putnam Research Fund;  M 6/15/98 Open/Equity 25.87 15.76
200Putnam Strategic Income Fund; A 2/19/95 Open/Bond 76.50 7.77
201Putnam Strategic Income Fund; B 2/19/96 Open/Bond 120.61 7.77
202Putnam Strategic Income Fund; M 2/19/96 Open/Bond 9.33 7.76
203Putnam Tax Exempt Income Fund; A 12/31/76 Open/Bond 1954.86 9.26
204Putnam Tax Exempt Income Fund; B 1/4/93 Open/Bond 247.68 9.26
205Putnam Tax Exempt Income Fund; M 2/16/95 Open/Bond 10.23 9.28
206Putnam Tax Exempt Money Market Fund 10/26/87 Open/Bond 77.16 1.00
207Putnam Tax - Free Health Care Fund 6/29/92 Closed/Bond 205.82 14.91
208Putnam Tax - Free Income Trust
Tax - Free High Yield Fund; A 9/20/93 Open/Bond 1072.91 14.73
209Putnam Tax - Free Income Trust
Tax - Free High Yield Fund B 9/9/85 Open/Bond 938.32 14.75
210Putnam Tax - Free Income Trust
Tax - Free High Yield Fund M 12/29/94 Open/Bond 22.37 14.73
211Putnam Tax - Free Income Trust
Tax - Free Insured Fund; A 9/30/93 Open/Bond 245.74 15.55
212Putnam Tax - Free Income Trust
Tax - Free Insured Fund; B 9/9/85 Open/Bond 358.45 15.57
213Putnam Tax - Free Income Trust
Tax - Free Insured Fund; M 6/1/95 Open/Bond 2.47 15.54
214Putnam U.S. Core Fund 5/1/98 Open/Equity 2.60 10.21
215Putnam U.S. Government Income Trust; A 2/8/84 Open/Bond 2081.53 13.13
216Putnam U.S. Government Income Trust; B 4/27/92 Open/Bond 1284.45 13.07
217Putnam U.S. Government Income Trust; M 2/6/95 Open/Bond 156.61 13.11
218Putnam U.S. Government Income Trust; Y 4/11/94 Open/Bond 12.08 13.13
219Putnam Utilities Growth and Income Fund; A 11/19/90 Open/Balanced 878.21 13.63
220Putnam Utilities Growth and Income Fund; B 4/27/92 Open/Balanced 704.31 13.55
221Putnam Utilities Growth and Income Fund; M 3/1/95 Open/Balanced 14.44 13.61
222Putnam Value Fund 5/1/98 Open/Balanced 2.06 8.47
223Putnam Vista Fund; A 6/3/68 Open/Equity 3634.75 13.68
224Putnam Vista Fund; B 3/1/93 Open/Equity 1738.77 12.97
225Putnam Vista Fund; M 12/1/94 Open/Equity 142.19 13.35
226Putnam Vista Fund; Y 3/28/95 Open/Equity 328.84 13.87
227Putnam Voyager Fund II; A 4/14/93 Open/Equity 798.75 23.95
228Putnam Voyager Fund II; B 10/2/95 Open/Equity 739.68 23.34
229Putnam Voyager Fund II; M 10/2/95 Open/Equity 89.00 23.57
230Putnam Voyager Fund; A 4/1/96 Open/Equity 16311.25 23.02
231Putnam Voyager Fund; B 4/27/92 Open/Equity 8257.86 21.51
232Putnam Voyager Fund; M 12/1/94 Open/Equity 357.40 22.47
233Putnam Voyager Fund; Y 4/1/94 Open/Equity 1773.10 23.40
234Putnam VT Asia Pacific Growth Fund; A 5/1/95 Open/Equity 90.10 8.25
235Putnam VT Asia Pacific Growth Fund; B 4/30/98 Open/Equity 0.15 8.25
236Putnam VT Diversified Income Fund; A 9/15/93 Open/Bond 669.34 10.55
237Putnam VT Diversified Income Fund; B 4/6/98 Open/Bond 2.46 10.54
238Putnam VT  Global Asset Allocation Fund; A 2/1/88 Open/Balanced 1032.02 19.31
239Putnam VT  Global Asset Allocation Fund; B 4/30/98 Open/Balanced 1.56 19.32
240Putnam VT George Putnam Fund; A 4/30/98 Open/Equity 130.88 10.37
241Putnam VT George Putnam Fund; B 4/30/98 Open/Equity 2.69 10.37
242Putnam VT Global Growth Fund; A 5/1/90 Open/Equity 2061.05 21.14
243Putnam VT Global Growth Fund; B 4/30/98 Open/Equity 1.11 21.13
244Putnam VT Growth and Income Fund; A 2/1/88 Open/Balanced 10090.51 29.24
245Putnam VT Growth and Income Fund; B 4/6/98 Open/Balanced 9.95 29.21
246Putnam VT U.S. Government and High Quality Bond Fund; A 2/1/88 Open/Bond 1020.00 13.86
247Putnam VT U.S. Government and High Quality Bond Fund; B 4/30/98 Open/Bond 2.75 13.85
248Putnam VT High Yield Fund; A 2/1/88 Open/Bond 1041.19 11.87
249Putnam VT High Yield Fund; B 4/30/98 Open/Bond 2.49 11.87
250Putnam VT Health and Sciences  Fund; A 4/30/98 Open/Equity 150.56 10.90
251Putnam VT Health and Sciences  Fund; B 4/30/98 Open/Equity 2.45 10.89
252Putnam VT International Growth and Income; A 1/1/97 Open/Balanced 304.21 12.25
253Putnam VT International Growth and Income; B 4/6/98 Open/Balanced 1.03 12.25
254Putnam VT International New Opportunities Fund; A 1/1/97 Open/Equity 139.98 12.32
255Putnam VT International New Opportunities Fund; B 4/30/98 Open/Equity 0.12 12.31
256Putnam VT International Growth Fund; A 1/1/97 Open/Equity 338.71 14.07
257Putnam VT International Growth Fund; B 4/30/98 Open/Equity 1.57 14.06
258Putnam VT Investors  Fund; A 4/30/98 Open/Equity 289.99 12.20
259Putnam VT Investors  Fund; B 4/30/98 Open/Equity 3.55 12.19
260Putnam VT Money Market Fund; A 2/1/88 Open/Bond 604.28 1.00
261Putnam VT Money Market Fund; B 4/30/98 Open/Bond 5.28 1.00
262Putnam VT New Opportunities Fund; A 5/2/94 Open/Equity 3791.89 27.43
263Putnam VT New Opportunities Fund; B 4/30/98 Open/Equity 1.76 27.41
264Putnam VT New Value Fund; A 1/2/97 Open/Equity 262.34 12.44
265Putnam VT New Value Fund; B 4/30/98 Open/Equity 0.54 12.43
266Putnam VT OTC & Emerging Growth Fund; A 4/30/98 Open/Equity 33.43 10.94
267Putnam VT OTC & Emerging Growth Fund; B 4/30/98 Open/Equity 0.75 10.94
268Putnam VT Research A 10/1/98 Open/Equity 31.00 12.45
269Putnam VT Research B 10/1/98 Open/Equity 0.29 12.45
270Putnam VT Utilities Growth and Income Fund; A 5/1/92 Open/Balanced 995.22 17.72
271Putnam VT Utilities Growth and Income Fund; B 4/30/98 Open/Balanced 1.96 17.72
272Putnam VT Vista Fund; A 1/2/97 Open/Equity 330.67 15.43
273Putnam VT Vista Fund; B 4/30/98 Open/Equity 1.07 15.43
274Putnam VT Voyager Fund; A 2/1/88 Open/Equity 6093.39 48.19
275Putnam VT Voyager Fund; B 4/30/98 Open/Equity 5.46 48.15

(J)  Miscellaneous

1.   Election and Removal of Directors
          Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.

     2.   Election and Removal of Officers
          Officers are elected by the Board of Directors.  The
Board of Directors may remove any officer without cause.

     3.   Supervision by SEC of Changes in Directors and Certain
Officers
          Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.
          Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

4.   Amendment to the Articles of Organization, Transfer of
Business and Other Important Matters.

a. Articles of Organization of Investment Management Company may be amended, under the General Corporation Law of The Commonwealth of Massachusetts, by appropriate shareholders' vote.

b.   Under the General Corporation Law of The Commonwealth of
Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

c.   Investment Management Company has no direct subsidiaries.

     5.   Litigation, etc.
          There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.


III. OUTLINE OF THE OTHER RELATED COMPANIES

(A)  Putnam Fiduciary Trust Company (the Transfer Agent,
Shareholder Service Agent and Custodian)
(1) Amount of Capital
     U.S.$32,578,770 (approximately yen3.8 billion) as of January 31, 1999
(2)  Description of Business
     Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.
(3)  Outline of Business Relationship with the Fund
     Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B)  Putnam Mutual Funds Corp. (the Principal Underwriter)
(1) Amount of Capital
     U.S.$116,101,386 (approximately yen13.5 billion) as of the end of January, 1999
(2)  Description of Business
     Putnam Mutual Funds Corp. is the Principal Underwriter of the shares of Putnam Funds including the Fund.
(3)  Outline of Business Relationship with the Fund
     Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C)  Kankaku Securities Co., Ltd. (Distributor in Japan and Agent
Company)
(1)  Amount of Capital
     yen51.1 billion as of January 31, 1999
(2)  Description of Business
     Kankaku Securities Co., Ltd. is a diversified securities company in Japan. Kankaku Securities Co., Ltd. engages in handling the sales and redemptions of the fund shares for 4 offering foreign investment funds.
 (3) The Company acts as a Distributor in Japan and Agent Company for the Fund in connection with the offering of shares in Japan.

(D)  Capital Relationships
          100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments, Inc.

(E)  Interlocking Directors and Auditors
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:

                                   (as of January 31, 1999)
Name of                          Investment              Transfer Agent and
Officer or                       Management              Shareholder Service
Trustee           Fund           Company                  Agent

George Putnam Chairman, Trustee
              and President      Chairman and Director    None
Charles E. Porter Executive Vice
                  President      Managing Director        None
Patricia C. Flaherty Senior Vice
                     President   Senior Vice President    None
John D. Hughes       Senior Vice President
                     and Treasurer Senior Vice President  None
Lawrence J. Lasser   Trustee and
                     Vice President President and CEO     None
Gordon H. Silver     Vice President
                               Senior Managing Director   Director
Ian C. Ferguson      Vice President Senior Managing Director None
Edward H. D'Alelio   Vice President  Managing Director    None
Stephen Oristaglio   Vice President  Managing Director    None
Kevin M. Cronin      Vice President  Managing Director    None
Krishna K. Mcmani    Vice President  Managing Director    None

IV.  FINANCIAL CONDITIONS OF THE FUND

1.   FINANCIAL STATEMENTS

     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]
     FINANCIAL HIGHLIGHTS
          The following table presents per share financial information for class M shares. This information has been audited and reported on by the Fund's independent accountants. Financial statements included in the Fund's annual report to shareholders for the 1998 fiscal year are presented in their entirety in this SRS. The Fund's annual report is available without charge upon request.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
               FOR THE PERIOD DEC. 14, 1994
               (COMMENCEMENT OF OPERATION)
               TO OCTOBER 31

               Year ended
               October 31
                                       1998      1997     1996     1995


                                                     CLASS M


NET ASSET VALUE, BEGINNING OF PERIOD    $7.11     $6.99     $7.04   $6.50

INVESTMENT OPERATIONS

Net investment income                     .47(c)    .43       .44     .43
Net realized and unrealized gain (loss) on investments (.28) .16  (.04)  .54

TOTAL FROM INVESTMENT OPERATIONS          .19       .59       .40     .97

LESS DISTRIBUTIONS:
From net investment income               (.39)     (.43)     (.45)   (.43)
In excess of net investment                -         -         -        -
From net realized gain on                (.04)     (.04)       -        -
From return of capital                   (.03)       -         -        -

TOTAL DISTRIBUTIONS                      (.46)     (.47)     (.45)     (.43)

NET ASSET VALUE, END OF PERIOD          $6.84     $7.11     $6.99     $7.04

TOTAL INVESTMENT RETURN AT NET ASSET VALUE (%) (A)  2.58 8.74 5.92 15.43*

NET ASSETS, END OF PERIOD (in thousands) $1,188,620 $368,297  $18,937   $7,673

Ratio of expenses to average net assets (%) (b)   1.27 1.42 1.42 1.19*
Ratio of net investment income to average net assets (%)  6.53 5.76 6.28 5.17*
Portfolio turnover (%)   257.12    265.71    213.46    169.29

  *  Not annualized.
 (a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the years ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

[The following financial documents are omitted here.]

[Statement of assets and liabilities  October 31, 1998
Statement of operations  Year ended October 31, 1998
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements October 31, 1998
Portfolio of investments owned  October 31, 1998]
Statement of assets and liabilities  October 31, 1997
Statement of operations  Year ended October 31, 1997
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements October 31, 1997
Portfolio of investments owned  October 31, 1997
Statement of assets and liabilities April 30, 1998 (unaudited) Statement of operations Six months ended April 30, 1998 (unaudited) Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements April 30, 1998 (unaudited)
Portfolio of investments owned  April 30, 1998 (unaudited)

2.   CONDITION OF THE FUND
      (a) Statement of Net Assets

                              (As of January 31, 1999)
                               $                  Yen
                                              (in thousands)
a. Total Assets               4,310,104,243       501,480,629
b. Total Liabilities            568,966,128        66,199,209
c. Total Net Assets           3,741,138,115       435,281,420
             (a-b)
d. Total Number of Shares
   Outstanding
                   Class A.     208,093,640 Shares
                   Class B.      74,513,409 Shares
                   Class M.     220,519,314 Shares
                   Class Y.      37,085,121 Shares
e. Net Asset Value
   per Share (c/d)
                   Class A.           $6.95         Yen808.63
                   Class B.           $6.91         Yen803.98
                   Class M.           $6.91         Yen803.98
                   Class Y.           $6.95         Yen808.63

 (b)        Names of Major Portfolio Holdings other than Equity
Shares (Top 30 Holdings)

                                         (As of January 31, 1999)
                                                                    U.S. Dollar   Invest-
                     Kind of          Interest Par Value      Acquisition Current ment
Name of Securities   Issue   Maturity Rate (%) 1,000 currency Cost        Value   Ratio(%)
1.GNMA     U.S. Government   2023-2028 7       186,602  USD   189,007,595 191,152,468 5.11
2.U.S. Treasury Notes U.S. Government 2028 5 1/2 141,202  USD 129,856,423 148,063,005 3.96
3.U.S. Treasury Notes U.S. Government 2003 4 1/4 136,375  USD 222,034,586 134,734,409 3.60
4.FNMA U.S. Government 2012-2013 6 111,765  USD 112,132,758 112,183,959 3.00
5.FNMA U.S. Government 2024-2029 6 1/2 140,031  USD 140,335,525 110,130,306 2.94
6.GNMA U.S. Government 2024-2029 6 1/2 128,642  USD 129,726,688 96,329,515 2.57
7.GNMA U.S. Government 2024-2028 7 83,380  USD 85,412,438 85,412,964 2.28
8.U.S. Treasury Notes U.S. Government 2003 5 1/4 53,515  USD 55,416,557 54,961,510 1.47
9.U.S. Treasury Notes U.S. Government 2008 4 3/4 44,490  USD 82,788,051 44,844,585 1.20
10.GNMA U.S. Government 2023-2028 8 37,459  USD 38,982,304 39,027,569 1.04
11.FNMA TBA U.S. Government 2029 6 1/2 37,920  USD 22,972,050 38,263,555 1.02
12.FHLMC U.S. Government 2004 35,000  USD 34,942,387 35,035,000  0.94
13.FHLMC U.S. Government 2010-2011 5 1/2 34,736  USD 32,098,642 34,350,946 0.92
14.GNMA TBA U.S. Government 2029 6 1/2 33,425  USD 33,421,005 33,801,031 0.90
15. TC1 Communications Inc Corporate Bonds 2015 8 3/4 26,575  USD 33,618,999 33,744,404 0.90
16.Criimi Mae Commerical Mortgage Trust U.S. Government 2011 7  4,500  USD 33,491,945 33,508,125 0.90
17.Viacom, Inc. sr. notes Corporate Bonds 2005 7 3/4 30,215  USD 31,865,667 33,151,596 0.89
18.Commercial Mortgage Acceptance Corp. U.S. Government 2007 6 4/7 28,790  USD 29,151,131 30,153,027 0.81
19.GNMA U.S. Government 2023-2029 8 28,829  USD 29,953,659 30,032,831 0.80
20.American General Institute 144A Corporate Bonds 2046 8 1/8 25,090  USD 27,724,861 29,520,894 0.79
21.News America Holdings, Inc. Corporate Bonds 2045 7 3/4 26,635  USD 27,295,547 29,367,218 0.78
22.FNMA U.S. Government 2024-2026 6 1/2 28,994  USD 28,973,830 28,895,388 0.77
23.GMAC Commercial Mortgage Securities Inc. U.S. Government 2008 6 3/7 26,219  USD 26,948,786 27,274,581 0.73
24.U.S. Treasury Notes U.S. Government 2028 5 1/4 23,940  USD 22,522,001 24,527,248 0.66
25.LCI International, Inc. sr. notes Corporate Bonds 2007 7 1/4 23,845  USD 24,200,629 24,144,493 0.65
26.Commercial Mortgage Acceptance Corp. U.S. Government 2008 6.03 23,000  USD 23,168,906 23,262,344 0.62
27.GNMA U.S. Government 2028 9 1/2 21,135  USD 22,838,893 23,043,637 0.62
28.GNMA TBA U.S. Government 2029 6 1/2 22,720  USD 22,972,050 22,975,600 0.61
29.General Motors Acceptance Corp. sr. Corporate Bonds 2009 5 6/7 22,120  USD 22,098,624 22,341,200 0.60
30.BHAC Senior Mortgage Foreign Bonds 2003 3 4/9 13,350  GBR 21,500,014 21,878,397 0.58

V.   FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY
          (translated from the English source: omitted in English Translation)

VI.  SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND
SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O.Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.


VII. REFERENCE INFORMATION
     The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of
Finance of Japan.
          July 31, 1998:      Semi-annual Report (during the Fourth term)
                              Amendment to Securities Registration Statement
          September 14, 1998: Securities Registration Statement
          September 25, 1998: Amendment to Securities Registration Statement


                  AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                                     (NAV Sale)











                             PUTNAM INCOME FUND

To: Director of Kanto Local Finance Bureau
                                  Filing Date :  March 16, 1999


Name of the Registrant Fund:       PUTNAM INCOME FUND

Name of Trustees:                  George Putnam
                                   John A. Hill
                                   William F. Pounds
                                   Jameson A. Baxter
                                   Hans H. Estin
                                   Ronald J. Jackson
                                   Paul L. Joskow
                                   Elizabeth T. Kennan
                                   Lawrence J. Lasser
                                   John H. Mullin, III
                                   Robert E. Patterson
                                   Donald S. Perkins
                                   George Putnam, III
                                   A.J.C. Smith
                                   W. Thomas Stephens
                                   W. Nicholas Thorndike

Address of Principal Office:  One Post Office Square
                              Boston, Massachusetts 02109
                              U.S.A.

Name and Title of Registration Agent:        Harume Nakano
                                             Attorney-at-Law
                                             Signature [Harume Nakano]
                                                        (Seal)

                                             Ken Miura
                                             Attorney-at-Law
                                             Signature [Ken Miura]
                                                         (Seal)

Address or Place of Business  Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Name of Liaison Contact:      Harume Nakano
                              Ken Miura
                              Attorneys-at-Law

Place of Liaison Contact:     Hamada & Matsumoto
                              Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Phone Number:                 03-3580-3377

                                 - ii -



Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 276.4 million Class M Shares
Foreign Investment Fund Securities Up to the total amount obtained by
to be Publicly Offered or Sold:    aggregating the respective net asset value
                                   per Class M Share in respect of 276.4
                                   million Class M Shares
                                  (The maximum amount expected to be sold
                                  is 1,909.92 million U.S. dollars
                                  (yen 222.22 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen116.35 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 29, 1999 (U.S.$6.91) by 276.4 million Class M Shares for convenience.



     Places where a copy of this Amendment to Securities Registration
               Statement is available for Public Inspection

                              Not applicable.

          (Total number of pages of this Amendment to Securities
       Registration Statement in Japanese is 2 including front and back pages.)

I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION
STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on September 14, 1998 due to the fact that the aforementioned Securities Report was filed today.
     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to those of the Japanese original)

PART II.  INFORMATION CONCERNING ISSUER
          (page 4 of the original Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Securities Report:

     Before amendment    After amendment
     [Original Japanese SRS]  [Aforementioned Annual Securities
Report]

     I.   DESCRIPTION OF THE FUND  I.   DESCRIPTION OF THE FUND
                                   (the aforementioned Securities Report,
                                   from page 1 to page 29)

     II.  OUTLINE OF THE FUND II.  OUTLINE OF THE FUND (Ditto,
                                   from page 30 to page 58)

     III. OUTLINE OF THE OTHER     III. OUTLINE OF THE OTHER
          RELATED COMPANIES        RELATED COMPANIES (Ditto, from
                                   page 59 to page 60)

     IV.  FINANCIAL CONDITIONS OF  IV.  FINANCIAL CONDITIONS OF
          THE FUND                      THE FUND (Ditto, from page 61 to
                                        page 177)

     V.   SUMMARY OF INFORMATION   VI.  SUMMARY OF INFORMATION
          CONCERNING FOREIGN            CONCERNING FOREIGN
          INVESTMENT FUND SECURITIES    INVESTMENT FUND SECURITIES
                                        (Ditto, page 199)

     VI.  MISCELLANEOUS           VII.  REFERENCE INFORMATION (Ditto,
                                        from page 200)

     Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1 = yen116.35, the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 1999, for convenience.

     Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

     Note 3: In this Report, "fiscal year" refers to a year from November 1 to October 31 of the following year.

PART III. SPECIAL INFORMATION
          (Ditto, page 208)
     II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the Original SRS is ammended to to have the same contents as those provided in V. FINANCIAL CONDITIONS OF THE INVESTMENT
MANAGEMENT COMPANY of the aforementioned Securities Report: